As filed with the Securities and Exchange Commission on January 14, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file numbers: 033-00499 and 811-04417

California Investment Trust

(Exact name of registrant as specified in charter)

44 Montgomery St. Suite 2100, San Francisco, California 94104

(Address of principal executive offices) (Zip code)

Stephen C. Rogers

44 Montgomery St. Suite 2100, San Francisco, California 94104

(Name and address of agent for service)

(415) 398-2727

Registrant's telephone number, including area code

Date of fiscal year end:  August 31

Date of reporting period: November 30, 2010

Item 1.  Schedule of Investments

CALIFORNIA TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS, 11/30//2010

SECURITY DESCRIPTION	PAR VALUE	RATE	MATURITY	VALUE

LONG-TERM SECURITIES (91.00%)

BAY AREA TOLL AUTHORITY
San Francisco; Series F	$500,000	5.000%	4/1/2031	$505,095
San Francisco; Series F-1	2,000,000	5.000%	4/1/2034	2,007,980

CALIFORNIA DEPARTMENT OF PUBLIC WORKS BOARD
Lease Revenue Bonds; Series I-1	3,000,000	6.125%	11/1/2029	3,137,070

CALIFORNIA DEPARTMENT OF WATER RESOURCES
Water System Revenue Bonds, Central Valley J-1; Unrefunded	1,695,000	7.000%	12/1/2011	1,804,667
Water System Revenue Bonds, Central Valley J-3; Prerefunded	35,000	7.000%	12/1/2011	37,352
Water System Revenue Bonds, Central Valley J-3; Unrefunded	2,035,000	7.000%	12/1/2011	2,166,665

CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
Revenue Bonds (Occidental College); Series 2005A	3,165,000	5.000%	10/1/2030	3,176,932

CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
UniHealth America; Certificates of Participation; 1993 Series A	2,160,000	5.500%	10/1/2014	2,399,004

CALIFORNIA, STATE OF
General Obligation Bonds	2,000,000	5.000%	6/1/2033	1,924,220
General Obligation Bonds; 2005	4,000,000	5.000%	5/1/2027	3,986,520
Variable Purpose	2,000,000	5.000%	3/1/2028	1,968,060
Variable Purpose	3,000,000	5.000%	4/1/2038	2,821,200

CAMPBELL UNION HIGH SCHOOL DISTRICT
Refunding Bonds	2,000,000	5.000%	8/1/2030	2,026,540

CUCAMONGA COUNTY WATER DISTRICT
Water Facilities and Refinancing, 2001	1,080,000	5.000%	9/1/2016	1,104,289

EAST SIDE UNION HIGH SCHOOL DISTRICT
Santa Clara County; Ref-2012 Crossover	2,975,000	5.250%	9/1/2023	3,261,374

ELSINORE VALLEY MUNICIPAL WATER DISTRICT
Certificates of Participation	685,000	6.000%	7/1/2012	702,468

FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
Election 1999; Series C	2,000,000	0.000%	8/1/2027	834,340

KERN HIGH SCHOOL DISTRICT
General Obligation Refunding Bonds; 1996 Series A	2,555,000	6.600%	8/1/2016	2,626,847
Series General Obligation Refunding Bonds; 2004 Series A	2,890,000	5.000%	8/1/2026	2,969,677

LOS ANGELES COMMUNITIES REDEVELOPMENT AGENCY
Bunker Hill Project; Series A	4,000,000	5.000%	12/1/2027	4,093,079

LOS ANGELES METROPOLITAN TRANSPORTATION AUTHORITY
Proposition A First Tier Senior Sales Tax Revenue Refunding; 2003 Series A	1,750,000	5.000%	7/1/2018	1,908,270

LOS ANGELES UNIFIED DISTRICT OF CALIFORNIA
2005 General Obligation Refunding Bonds; Series A-1	2,000,000	5.000%	7/1/2020	2,140,600

METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Series C	1,000,000	5.000%	7/1/2035	1,028,780
Water System Revenue Bonds, 2005 Series A	2,000,000	5.000%	3/1/2016	2,254,620

M-S-R PUBLIC POWER AGENCY SAN JUAN PROJECT REVENUE
San Juan Project Refunding Revenue Bonds; Series F	955,000	6.125%	7/1/2013	1,002,292

NEWPORT BEACH, CITY OF
Refunding Revenue Bonds; Hoag Memorial Hospital Presbyterian	3,000,000	4.625%	12/1/2024	3,029,130

NOVATO UNIFIED SCHOOL DISTRICT
General Obligation bonds; Election 2001; Series 2005	2,000,000	5.000%	8/1/2028	2,029,300

OAKLAND REDEVELOPMENT AGENCY
Central District Redevelopment Project; Series 1992	1,370,000	5.500%	2/1/2014	1,389,139

RIVERSIDE COUNTY PALM DESERT FINANCING AUTHORITY
Lease Revenue Bonds; Series A	3,000,000	6.000%	5/1/2022	3,298,320

ROSEVILLE NATURAL GAS FINANCING AUTHORITY
Gas Revenue Bonds; Series 2007	1,000,000	5.000%	2/15/2024	986,620

ROSEVILLE WOODCREEK WEST
Special Tax Refunding; Series 2005	1,000,000	5.000%	9/1/2030	909,850

SACRAMENTO CITY FINANCING AUTHORITY
Capital Improvement: Series A	2,000,000	5.000%	12/1/2036	1,921,300

SADDLEBACK VALLEY UNIFIED SCHOOL DISTRICT PUBLIC FIN AUTH.
Special Tax Revenue Bonds; 1996 Series A	1,575,000	6.000%	9/1/2016	1,861,193

SAN MARINO UNIFIED SCHOOL DISTRICT
General Obligation Bonds; 1998 Series B	1,440,000	5.250%	7/1/2016	1,686,168

SANTA ANA UNIFIED SCHOOL DISTRICT
Certificates of Participation	2,000,000	5.250%	4/1/2037	1,890,880

SANTA CLARA COUNTY FINANCING AUTHORITY
Lease Revenue Refunding Bonds; 1997 Series A	2,000,000	6.000%	11/15/2012	2,191,180
Lease Revenue Refunding Bonds; 1997 Series A	1,750,000	5.750%	11/15/2013	1,973,528
Multiple Facilities Project	2,065,000	5.000%	11/15/2016	2,374,399

SANTA MARIA JOINT UNION HIGH SCHOOL DISTRICT
Election 2004; Capital Appreciation Bonds	2,500,000	0.000%	8/1/2029	765,350

SANTA MONICA - MALIBU UNIFIED SCHOOL DISTRICT
Election 2006; Series A	2,000,000	5.000%	8/1/2032	2,052,300

SONOMA COUNTY JUNIOR COLLEGE DISTRICT
Election 2002; Series B	1,000,000	5.000%	8/1/2027	1,019,240

SONOMA, COUNTY OF
Certificates of Participation; 2002 Series A	1,815,000	5.000%	11/15/2012	1,946,805

SOUTH COAST AIR QUALITY MANAGEMENT DISTRICT
Installment Sale Revenue Bonds; Series 1992	900,000	6.000%	8/1/2011	918,063

SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
Multiple Project Revenue Bonds; Series 1989	3,585,000	6.750%	7/1/2013	4,057,682

UNIVERSITY OF CALIFORNIA
Limited Project Revenue Bonds; 2007 Series D	3,000,000	5.000%	5/15/2024	3,197,010

VAL VERDE UNIFIED SCHOOL DISTRICT
Refunding and School Construction Project; 2005 Series B	635,000	5.000%	1/1/2024	731,209
School Construction Project; Unrefunded; 2005 Series B	1,345,000	5.000%	1/1/2024	1,303,493

WEST VALLEY MISSION COMMUNITY COLLEGE DISTRICT
Election 2004; Series A	2,000,000	5.000%	8/1/2030	2,018,520

WILLIAM S. HART UNION HIGH SCHOOL DISTRICT
Election 2001; Capital Appreciation Bonds, Series B	3,595,000	0.000%	9/1/2029	1,068,829

YUBA COUNTY LEVEE FINANCING AUTHORITY
Levee Financing Project; Series A	1,305,000	5.000%	9/1/2038	1,248,324
Total Long-Term Securities (Cost $97,138,234)				97,755,773

VARIABLE RATE DEMAND NOTES* (7.91%)

CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY	6,000,000	0.270%	12/1/2010	6,000,000
John Muir Health; Series 2008 C

IRVINE, CITY OF
Limited Obligation Improvement Bonds	1,000,000	0.260%	12/1/2010	1,000,000

LOS ANGELES DEPARTMENT OF WATER AND POWER
Water System; 2001 Subseries B-2	1,500,000	0.270%	12/1/2010	1,500,000
Total Variable Rate Demand Notes (Cost $8,500,000)				8,500,000

Total Investments (Cost $105,638,234) (a) (98.91%)				106,255,773
Other Net Assets (1.09%)				1,172,603
Net Assets (100.00%)				$107,428,376

(a) Aggregate cost for federal income tax purposes is $105,500,967. At November 30, 2010, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation				$3,170,979
Unrealized depreciation				(2,416,173)
Net unrealized appreciation				$754,806

* Stated maturity reflects next reset date.

CALIFORNIA INSURED INTERMEDIATE FUND
PORTFOLIO OF INVESTMENTS, 11/30/2010

SECURITY DESCRIPTION	PAR VALUE	RATE	MATURITY	VALUE

LONG-TERM SECURITIES (88.34%)

BAY AREA INFRASTRUCTURE FINANCING AUTHORITY
State Payment Acceleration Notes	$500,000	5.000%	8/1/2017	$515,205

BEVERLY HILLS PUBLIC FINANCIAL AUTHORITY
Lease Revenue Refunding; Series A	500,000	5.250%	6/1/2013	545,800

CALIFORNIA STATE PUBLIC WORKS BOARD
Lease Revenue Refunding Bonds; 2001 Series A	500,000	5.250%	6/1/2012	530,500
University of California Research Project	400,000	5.250%	11/1/2014	450,716

CASTAIC LAKE WATER AGENCY
Water System Improvement Projects; Series 2001A	500,000	6.000%	8/1/2012	509,800

CHAFFEY UNION HIGH SCHOOL DISTRICT
General Obligation Bonds; Series C	500,000	5.000%	5/1/2012	528,990

EASTERN MUNICIPAL WATER DISTRICT
Water and Sewer Revenue; Series 2010 A	550,000	5.250%	7/1/2012	563,849

FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
General Obligation Refunding Bonds 2005	500,000	5.500%	8/1/2012	538,715

FRESNO, CITY OF
Water System Revenue Refunding; Series A	500,000	6.000%	6/1/2011	512,445

JURUPA PUBLIC FINANCING AUTHORITY
Revenue Bonds; 2010 Series A	650,000	4.000%	9/1/2017	681,973

KINGS RIVER CONSERVATION DISTRICT
Pine Flat Power Revenue Refunding Bonds; Series G	250,000	3.200%	1/1/2019	257,333

LOS ANGELES DEPARTMENT OF WATER AND POWER
Power Project Revenue Bond; 2001 Series A	500,000	5.250%	7/1/2014	512,445

LOS ANGELES UNIFIED DISTRICT OF CALIFORNIA
2007 General Obligation Refunding Bonds; Series A-1	235,000	4.500%	1/1/2028	220,825

MONTEREY, COUNTY OF
Certificates of Participation	600,000	5.250%	8/1/2014	619,254

NORTH ORANGE COUNTY COMMUNITY COLLEGE DISTRICT
2005 General Obligation Refunding Bonds	500,000	5.000%	8/1/2014	564,175
General Obligation Bonds; 2002 Series A	500,000	5.000%	8/1/2012	535,010

SAN BERNARDINO, COUNTY OF
Certificates of Participation; Series 2002 A	500,000	5.000%	7/1/2015	543,205

SAN FRANCISCO CITY & COUNTY PUBLIC UTILITIES COMMISSION
Clean Water Revenue Bonds; 2003 Refunding Series A	500,000	5.250%	10/1/2015	539,430
Water Revenue Bonds; Series 2001A	700,000	5.000%	11/1/2015	730,204
Water Revenue Refunding Bonds; Series B	500,000	5.000%	11/1/2013	537,655

SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
San Juan Power Project 2002 Refunding; Series A	500,000	5.500%	1/1/2013	545,245

UNIVERSITY OF CALIFORNIA
Medical Center Pooled Revenue Bonds; Series 2007 A	500,000	5.000%	5/15/2028	505,460
Total Long-Term Securities (Cost $11,192,362)				11,488,234

VARIABLE RATE DEMAND NOTES* (10.00%)

CALIFORNIA STATE
Kindergarten; Series A-5 Remarket	400,000	0.300%	12/1/2010	400,000
Kindergarten; Series B-3 Remarket	400,000	0.240%	12/1/2010	400,000

LOS ANGELES DEPARTMENT OF WATER AND POWER
Water System; 2001 Subseries B-2	100,000	0.270%	12/1/2010	100,000

METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Water System Revenue Bonds, 2000 Series B-3	400,000	0.240%	12/1/2010	400,000
Total Variable Rate Demand Notes (Cost $1,300,000)				1,300,000

Total Investments (Cost $12,492,362) (a) (98.34%)				12,788,234
Other Net Assets (1.66%)				215,354
Net Assets (100.00%)				$13,003,588

(a) Aggregate cost for federal income tax purposes is $12,492,132. At November 30, 2010, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation				$350,124
Unrealized depreciation				(54,022)
Net unrealized appreciation				$296,102

* Stated maturity reflects next reset date.

CALIFORNIA TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS, 11/30/2010

SECURITY DESCRIPTION	PAR VALUE	RATE	MATURITY	VALUE

TAX AND REVENUE ANTICIPATION NOTES (11.22%)

CALIFORNIA SCHOOL CASH RESERVE PROGRAM AUTHORITY
2010-2011 Bonds; Series D	$1,000,000	2.000%	3/1/2011	$1,003,070

RIVERSIDE, COUNTY OF CA
2010-2011; Series B	1,000,000	2.000%	6/30/2011	1,008,393

SANTA BARBARA, COUNTY OF CA
2010-2011; Series A	2,000,000	2.000%	6/30/2011	2,018,653

TURLOCK IRRIGATION DISTRICT
First Priority Subordinated Revenue Notes, Series 2010	2,000,000	0.750%	8/12/2011	2,000,000
Total Tax & Revenue Anticipation Notes (Cost $6,030,116)				6,030,116

VARIABLE RATE DEMAND NOTES* (89.16%)

ABAG FINANCIAL AUTHORITY FOR NON-PROFIT CORPS
Revenue Bonds	1,985,000	0.380%	12/2/2010	1,985,000

CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
California Institute of Technology; 2006 Series B	1,400,000	0.260%	12/2/2010	1,400,000

CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
Revenue Bonds; 2005 Series H	2,200,000	0.280%	12/1/2010	2,200,000

CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
Refunding Revenue Bonds; Pacific Gas and Electric Company, 2009 Series B	800,000	0.270%	12/1/2010	800,000

CALIFORNIA MUNICIPAL FINANCING AUTHORITY
Refunding Revenue Bonds; Chevron Corporation	2,600,000	0.230%	12/1/2010	2,600,000

CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY
Refunding Revenue Bonds; Exxon Mobil Corporation, Series 2000	2,000,000	0.170%	12/1/2010	2,000,000

CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
John Muir Health; Series 2008 C	700,000	0.270%	12/1/2010	700,000
Revenue Refunding Bonds - Series 2007A	900,000	0.280%	12/1/2010	900,000

CALIFORNIA, STATE OF
Series B; Subseries B-1	600,000	0.290%	12/1/2010	600,000
Kindergarten; Series A-6	2,000,000	0.260%	12/2/2010	2,000,000

CHINO BASIN CALIFORNIA REGIONAL FINANCING AUTHORITY
Inland Emprire Utilities Agency; Series 2008 B	2,200,000	0.300%	12/1/2010	2,200,000

CITY OF SAN JOSE FINANCING AUTHORITY
Lease Revenue Bonds, Hayes Mansion Refunding Project; Series 2008C	2,000,000	0.270%	12/1/2010	2,000,000

EASTERN MUNICIPAL WATER DISTRICT
Water and Sewer Revenue; Series 2008 C	900,000	0.270%	12/1/2010	900,000
Water and Sewer Revenue; Series 2008 G	1,700,000	0.310%	12/1/2010	1,700,000

IRVINE IMPROVEMENT BOND ACT 1915
Limited Obligation Assesment District No 93-14	655,000	0.260%	12/1/2010	655,000
Assesment District No 87-8	800,000	0.270%	12/1/2010	800,000
Assesment District No 94-13	600,000	0.270%	12/1/2010	600,000
Assesment District No 94-15	225,000	0.270%	12/1/2010	225,000

LOS ANGELES DEPARTMENT OF WATER AND POWER
Power System; Subseries A-7	2,600,000	0.270%	12/2/2010	2,600,000
Water System; Subseries B-2	2,100,000	0.270%	12/1/2010	2,100,000
Water System; Subseries B-3	400,000	0.260%	12/2/2010	400,000

METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Water Revenue Bonds, 2000 Authorization; Series B-3	1,800,000	0.240%	12/1/2010	1,800,000
Water Revenue Refunding Bonds; 2001 Series C-1	500,000	0.270%	12/1/2010	500,000
Water Revenue Refunding Bonds; 2001 Series C-2	300,000	0.270%	12/1/2010	300,000

ORANGE COUNTY HOUSING AUTHORITY
Lantern Pines PJ-CC	1,260,000	0.290%	12/1/2010	1,260,000

ORANGE COUNTY WATER DISTRICT
Certificates of Participation; 2003 Series A	2,000,000	0.250%	12/1/2010	2,000,000

PARAMOUNT UNIFIED SCHOOL DISTRICT
School Facility Bridge Funding	1,600,000	0.300%	12/2/2010	1,600,000

SACRAMENTO COUNTY SANITATION DISTRICTS FINANCING AUTHORITY
2008 Subordinate Lien Variable Rate Refunding Revenue Bonds; Series A	500,000	0.270%	12/1/2010	500,000
2008 Subordinate Lien Variable Rate Refunding Revenue Bonds; Series B	700,000	0.270%	12/1/2010	700,000

SANTA CLARA COUNTY FINANCING AUTHORITY
Multiple Facilities Project	2,195,000	0.320%	12/1/2010	2,195,000

SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
Power Project Revenue Bonds; 2008 Subordinate Refunding Series B	2,200,000	0.300%	12/1/2010	2,200,000
Transmission Project Revenue Bonds; 1991 Subordinate Refunding Series	1,300,000	0.300%	12/1/2010	1,300,000

SOUTH PLACER WASTEWATER AUTHORITY
Refunding Revenue Bonds; 2008 Series A	2,500,000	0.280%	12/2/2010	2,500,000

TRACY, CITY OF
Sycamore: 7/03	1,000,000	0.320%	12/2/2010	1,000,000

TUSTIN, CITY OF
Improvement Bond Act 95-2	684,000	0.270%	12/1/2010	684,000
Total Variable Rate Demand Notes (Cost $47,904,000)				47,904,000

Total Investments (Cost $53,934,116) (a) (100.38%)				53,934,116
Other Net Assets (-0.38%)				(202,827)
Net Assets (100.00%)				$53,731,289

(a) Aggregate cost for federal income tax purposes is $53,934,116.

* Stated maturity reflects next reset date.

U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS, 11/30/2010

SECURITY DESCRIPTION	PAR VALUE	RATE	MATURITY	VALUE

Corporate Bonds (2.45%)
Citigroup Funding	$1,000,000	1.875%	10/22/2012	$1,024,751
Total Corporate Bonds (Cost $1,002,510)				1,024,751

Federal Home Loan Mortgage Corporation (3.15%)
	1,300,000	5.500%	3/15/2011	1,320,134
Total Federal Home Loan Mortgage Corporation (Cost $1,309,850)				1,320,134

Federal National Mortgage Association (4.55%)
	1,900,000	4.750%	12/15/2010	1,903,551
Total Federal National Mortgage Association (Cost $1,899,447)				1,903,551

Government National Mortgage Association (15.47%)
	36,484	6.000%	4/15/2014	39,871
	56,361	6.000%	4/15/2014	61,594
	16,648	6.000%	4/15/2016	18,204
	45,030	6.500%	4/15/2016	49,253
	78,035	6.000%	5/15/2016	85,329
	7,750	10.000%	9/15/2018	9,022
	23,053	9.000%	10/15/2018	23,357
	547,806	5.000%	7/15/2020	589,931
	228,831	5.500%	1/15/2025	251,222
	386,696	6.000%	1/15/2026	432,058
	1,873,984	5.500%	4/15/2036	2,042,131
	1,621,795	5.000%	3/15/2038	1,739,122
	1,038,753	6.000%	6/15/2038	1,145,022
Total Government National Mortgage Association (Cost $5,937,031)				6,486,116

United States Treasury Bills (20.04%)
	8,400,000	0.167%^	12/30/2010	8,399,099
Total United States Treasury Bills (Cost $8,399,099)				8,399,099

United States Treasury Bonds (15.16%)
	3,000,000	7.250%	5/15/2016	3,889,218
	2,300,000	4.500%	5/15/2038	2,464,595
Total United States Treasury Bonds (Cost $6,193,794)				6,353,813

United States Treasury Notes (38.62%)
	1,500,000	4.625%	8/31/2011	1,548,867
	1,200,000	2.750%	10/31/2013	1,271,532
	1,319,000	4.750%	5/15/2014	1,493,459
	3,300,000	4.000%	2/15/2015	3,684,140
	4,000,000	2.500%	6/30/2017	4,115,624
	3,700,000	3.750%	11/15/2018	4,078,096
Total United States Treasury Notes (Cost $15,566,000)				16,191,718

Total Investments (Cost $40,307,731) (a) (99.44%)				41,679,182
Other Net Assets (0.56%)				234,238
Net Assets (100.00%)				$41,913,420

(a) Aggregate cost for federal income tax purposes is $40,307,731. At November 30, 2010, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation				$1,734,408
Unrealized depreciation				(362,957)
Net unrealized appreciation				$1,371,451

^ Zero coupon bond. Interest rate presented is yield to maturity.

SHORT-TERM U.S. GOVERNMENT BOND FUND
PORTFOLIO OF INVESTMENTS, 11/30/2010

SECURITY DESCRIPTION	PAR VALUE	RATE	MATURITY	VALUE

Corporate Bonds (6.29%)
Citigroup Funding	$1,000,000	1.875%	10/22/2012	$1,024,751
Total Corporate Bonds (Cost $1,002,510)				1,024,751

Government National Mortgage Association (2.51%)
	161,924	2.375%	6/20/2034	166,166
	236,360	2.750%	11/20/2034	243,292
Total Government National Mortgage Association (Cost $400,882)				409,458

United States Treasury Bills (4.90%)
	300,000	0.167%^	12/30/2010	299,963
	500,000	0.244%^	10/20/2011	498,937
Total United States Treasury Bills (Cost $798,872)				798,900

United States Treasury Notes (85.41%)
	600,000	0.875%	1/31/2011	600,773
	700,000	1.750%	11/15/2011	709,652
	1,100,000	1.125%	1/15/2012	1,109,884
	400,000	1.375%	2/15/2012	405,062
	300,000	1.375%	3/15/2012	304,125
	600,000	1.375%	4/15/2012	608,578
	600,000	1.375%	5/15/2012	608,789
	1,400,000	1.875%	6/15/2012	1,432,158
	1,000,000	1.500%	7/15/2012	1,018,203
	900,000	1.750%	8/15/2012	920,426
	1,000,000	1.375%	9/15/2012	1,016,719
	1,000,000	1.375%	10/15/2012	1,017,383
	1,400,000	1.375%	11/15/2012	1,424,718
	1,000,000	1.125%	12/15/2012	1,012,969
	1,200,000	1.375%	1/15/2013	1,222,219
	500,000	1.125%	6/15/2013	506,914
Total United States Treasury Notes (Cost $13,723,257)				13,918,572

Total Investments (Cost $15,925,521) (a) (99.11%)				16,151,681
Other Net Assets (0.89%)				145,313
Net Assets (100.00%)				$16,296,994

(a) Aggregate cost for federal income tax purposes is $15,925,521. At November 30, 2010, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation				$227,041
Unrealized depreciation				(881)
Net unrealized appreciation				$226,160

^ Zero coupon bond. Interest rate presented is yield to maturity.

THE UNITED STATES TREASURY TRUST
PORTFOLIO OF INVESTMENTS, 11/30/2010

SECURITY DESCRIPTION	PAR VALUE	RATE	MATURITY	VALUE

Commercial Paper (16.56%)
Straight-A-Funding CP*	$10,000,000		12/2/2010	$9,999,936
Straight-A-Funding CP*	3,000,000		12/16/2010	2,999,687
Total Commercial Paper (Cost $12,999,623)				12,999,623

United States Treasury Bills (83.17%)
	7,600,000	0.076%^	12/2/2010	7,599,979
	9,500,000	0.096%^	12/9/2010	9,499,696
	10,600,000	0.117%^	12/16/2010	10,599,337
	10,200,000	0.152%^	12/23/2010	10,199,060
	10,000,000	0.167%^	12/30/2010	9,998,912
	6,200,000	0.142%^	2/10/2011	6,198,349
	5,000,000	0.137%^	2/17/2011	4,998,722
	6,200,000	0.167%^	3/10/2011	6,197,613
Total United States Treasury Bills (Cost $65,291,668)				65,291,668

Total Investments (Cost $78,291,291) (a) (99.73%)				78,291,291
Other Net Assets (0.27%)				214,593
Net Assets (100.00%)				$78,505,884

(a) Aggregate cost for federal income tax purposes is $78,291,291.

* Backed by the full faith and credit of the US Government.

^ Zero coupon bond. Interest rate presented is yield to maturity.

S&P 500 INDEX FUND
PORTFOLIO OF INVESTMENTS, 11/30/2010
Common Stock (99.32%)

Basic Materials (3.61%)	Shares	Value
Airgas Inc	626	$38,249
Air Products & Chemicals Inc	1,615	139,245
AK Steel Holding Corp	834	11,076
Alcoa Inc	7,435	97,547
Allegheny Technologies Inc	854	44,152
CF Industries Holdings Inc	370	44,685
Cliffs Natural Resources Inc	999	68,272
Dow Chemical Co/The	8,728	272,139
Eastman Chemical Co	710	55,245
Ecolab Inc	1,812	86,632
EI du Pont de Nemours & Co	6,896	324,043
FMC Corp	551	42,879
Freeport-McMoRan Copper & Gold Inc	3,280	332,330
International Flavors & Fragrances Inc	683	35,871
International Paper Co	3,595	89,767
MeadWestvaco Corp	1,512	37,558
Monsanto Co	4,159	249,207
Newmont Mining Corp	3,766	221,554
Nucor Corp	2,404	90,727
Plum Creek Timber Co Inc	1,242	44,762
PPG Industries Inc	1,387	108,131
Praxair Inc	2,341	215,489
Sherwin-Williams Co/The	726	53,847
Sigma-Aldrich Corp	928	58,668
Titanium Metals Corp*	700	12,089
United States Steel Corp	1,093	53,131
Vulcan Materials Co	956	38,355
Weyerhaeuser Co	3,938	65,725
Total Basic Materials		2,931,375

Communications (11.69%)
Akamai Technologies Inc*	1,400	73,066
Amazon.com Inc*	2,600	456,040
American Tower Corp*	3,063	154,896
AT&T Inc	45,033	1,251,466
CBS Corp	5,761	97,015
CenturyLink Inc	2,456	105,583
Cisco Systems Inc*	43,900	841,123
Comcast Corp	21,785	435,700
Corning Inc	11,875	209,713
DIRECTV*	6,602	274,181
Discovery Communications Inc*	2,163	88,207
eBay Inc*	8,960	261,005
Expedia Inc	1,700	44,761
Frontier Communications Corp	8,240	74,984
Gannett Co Inc	2,073	27,177
Google Inc*	1,840	1,022,505
Harris Corp	1,005	44,461
Interpublic Group of Cos Inc/The*	4,290	45,689
JDS Uniphase Corp*	1,800	21,366
Juniper Networks Inc*	4,300	146,286
McAfee Inc*	1,288	60,343
McGraw-Hill Cos Inc/The	2,403	82,879
MetroPCS Communications Inc*	1,990	24,179
Meredith Corp	327	10,994
Motorola Inc*	17,635	135,084
New York Times Co/The*	1,459	13,116
News Corp	17,195	234,540
Omnicom Group Inc	2,375	107,920
priceline.com Inc*	335	132,007
QUALCOMM Inc	12,146	567,704
Qwest Communications International Inc	11,331	79,317
Scripps Networks Interactive Inc	800	40,760
Sprint Nextel Corp*	22,657	85,643
Symantec Corp*	6,780	113,904
Tellabs Inc	3,680	23,221
Time Warner Cable Inc	2,689	165,481
Time Warner Inc	8,910	262,756
VeriSign Inc*	1,467	50,333
Verizon Communications Inc	21,678	693,913
Viacom Inc	5,027	190,171
Walt Disney Co/The	14,679	535,930
Washington Post Co/The	47	17,720
Windstream Corp	4,013	52,330
Yahoo! Inc*	9,088	143,318
Total Communications		9,498,787

Consumer, Cyclical (9.28%)
Abercrombie & Fitch Co	700	35,175
AutoNation Inc*	1,202	31,408
AutoZone Inc*	228	59,145
Bed Bath & Beyond Inc*	2,004	87,655
Best Buy Co Inc	2,606	111,328
Big Lots Inc*	835	25,593
Carnival Corp	3,334	137,728
Cintas Corp	1,157	30,944
Coach Inc	2,633	148,870
Costco Wholesale Corp	3,327	224,938
CVS Caremark Corp	10,764	333,684
Darden Restaurants Inc	1,181	57,810
DR Horton Inc	2,596	26,064
Family Dollar Stores Inc	1,287	64,607
Fastenal Co	1,007	53,895
Ford Motor Co*	25,238	402,294
GameStop Corp*	1,500	29,880
Gap Inc/The	3,633	77,601
Genuine Parts Co	1,439	69,273
Goodyear Tire & Rubber Co/The*	1,847	17,657
Harley-Davidson Inc	2,164	67,690
Harman International Industries Inc*	529	23,059
Hasbro Inc	950	45,277
Home Depot Inc	12,976	392,005
International Game Technology	2,266	35,078
JC Penney Co Inc	1,836	61,084
Johnson Controls Inc	5,136	187,156
Kohl's Corp*	2,339	131,966
Lennar Corp	1,300	19,747
Lowe's Cos Inc	11,233	254,989
Ltd Brands Inc	2,041	68,720
Macy's Inc	3,640	93,475
Marriott International Inc	1,935	75,871
Mattel Inc*	2,758	71,267
McDonald's Corp	8,235	644,801
Newell Rubbermaid Inc	2,365	39,661
NIKE Inc	2,973	256,064
Nordstrom Inc	1,261	53,971
Office Depot Inc*	2,343	10,192
O'Reilly Automotive Inc*	1,124	67,642
PACCAR Inc	2,774	149,408
Polo Ralph Lauren Corp	500	54,620
Pulte Group Inc*	2,804	17,553
RadioShack Corp	1,294	23,874
Ross Stores Inc	954	61,896
Sears Holdings Corp*	447	29,279
Southwest Airlines Co	5,662	75,418
Staples Inc	5,524	121,583
Starbucks Corp	5,669	173,471
Starwood Hotels & Resorts Worldwide Inc	1,427	81,111
Target Corp	5,741	326,893
Tiffany & Co	1,141	70,856
TJX Cos Inc	3,203	146,089
Urban Outfitters Inc*	989	37,374
VF Corp	775	64,232
Walgreen Co	7,546	262,978
Wal-Mart Stores Inc	15,283	826,656
Whirlpool Corp	642	46,866
WW Grainger Inc	482	60,216
Wynn Resorts Ltd	526	53,179
Wyndham Worldwide Corp	1,509	43,384
Yum! Brands Inc	3,826	191,606
Total Consumer, Cyclical		7,543,806

Consumer, Non-Cyclical (21.35%)
Abbott Laboratories	11,803	548,958
Aetna Inc	3,308	97,983
Allergan Inc	2,346	155,469
Altria Group Inc	15,814	379,536
AmerisourceBergen Corp	2,503	77,218
Amgen Inc*	7,324	385,902
Apollo Group Inc*	980	33,320
Archer-Daniels-Midland Co	4,902	142,109
Automatic Data Processing Inc	3,851	171,639
Avery Dennison Corp	891	33,448
Avon Products Inc	3,259	93,077
Baxter International Inc	4,600	223,330
Becton Dickinson and Co	1,809	140,975
Biogen Idec Inc*	2,057	131,586
Boston Scientific Corp*	11,526	73,997
Bristol-Myers Squibb Co	13,062	329,685
Brown-Forman Corp	848	55,476
Campbell Soup Co	1,449	49,121
Cardinal Health Inc	2,767	98,450
CareFusion Corp*	1,546	35,357
Celgene Corp*	3,507	208,246
Cephalon Inc*	569	36,126
CIGNA Corp	2,346	86,356
Clorox Co	1,128	69,722
Coca-Cola Co/The	17,683	1,117,034
Coca-Cola Enterprises Inc	2,425	58,564
ConAgra Foods Inc	3,380	72,602
Constellation Brands Inc*	1,669	34,398
Coventry Health Care Inc*	1,300	32,916
CR Bard Inc	736	62,450
DaVita Inc*	857	62,304
Dean Foods Co*	1,377	10,011
DENTSPLY International Inc	1,160	35,867
DeVry Inc	471	20,225
Dr Pepper Snapple Group Inc	2,104	77,070
Eli Lilly & Co	7,716	259,721
Equifax Inc	1,159	40,113
Estee Lauder Cos Inc/The	900	67,428
Express Scripts Inc*	4,328	225,446
Forest Laboratories Inc*	2,302	73,411
Fortune Brands Inc	1,241	73,331
General Mills Inc	4,984	176,085
Genzyme Corp*	2,172	154,690
Gilead Sciences Inc*	6,867	250,646
H&R Block Inc	2,712	34,144
Hershey Co/The	1,268	59,342
HJ Heinz Co	2,408	116,234
Hormel Foods Corp	532	26,111
Hospira Inc*	1,350	75,951
Humana Inc*	1,388	77,784
Intuitive Surgical Inc*	313	81,471
Iron Mountain Inc	1,493	33,160
JM Smucker Co/The	981	62,048
Johnson & Johnson	21,056	1,295,996
Kellogg Co	1,940	95,506
Kimberly-Clark Corp	3,169	196,129
King Pharmaceuticals Inc*	2,430	34,385
Kraft Foods Inc	13,236	400,389
Kroger Co/The	5,408	127,358
Laboratory Corp of America Holdings*	810	66,444
Life Technologies Corp*	1,360	67,735
Lorillard Inc	1,225	97,486
Mastercard Inc	732	173,506
McCormick & Co Inc	1,075	47,311
McKesson Corp	2,045	130,676
Mead Johnson Nutrition Co	1,560	92,929
Medco Health Solutions Inc*	3,638	223,082
Medtronic Inc	8,446	283,194
Merck & Co Inc	23,310	803,495
Molson Coors Brewing Co	1,200	57,180
Monster Worldwide Inc*	1,196	27,006
Moody's Corp	1,498	40,191
Mylan Inc*	2,332	45,626
Patterson Cos Inc	758	22,535
Paychex Inc	2,454	70,037
PepsiCo Inc	12,099	781,958
Pfizer Inc	61,582	1,003,170
Philip Morris International Inc	13,835	787,073
Procter & Gamble Co/The	21,172	1,292,973
Quanta Services Inc*	1,601	28,194
Quest Diagnostics Inc	1,280	63,130
Reynolds American Inc	2,940	90,964
Robert Half International Inc	1,510	41,857
RR Donnelley & Sons Co	1,958	30,858
SAIC Inc*	2,336	35,788
Safeway Inc	3,101	71,292
Sara Lee Corp	5,321	79,815
St Jude Medical Inc*	2,550	98,660
Stryker Corp	2,155	107,944
SUPERVALU Inc	1,839	16,625
Sysco Corp	4,516	131,054
Tenet Healthcare Corp*	4,695	19,156
Total System Services Inc	1,504	22,695
Tyson Foods Inc	2,328	36,852
UnitedHealth Group Inc	8,867	323,823
Varian Medical Systems Inc*	1,100	72,413
Visa Inc	3,418	252,419
Watson Pharmaceuticals Inc*	836	40,747
WellPoint Inc*	2,997	167,053
Western Union Co/The	5,814	102,559
Whole Foods Market Inc*	1,300	61,386
Zimmer Holdings Inc*	1,625	80,048
Total Consumer, Non-Cyclical		17,366,345

Diversified (0.05%)
Leucadia National Corp*	1,447	37,564
Total Diversified		37,564

Energy (11.56%)
Anadarko Petroleum Corp	3,750	240,600
Apache Corp	2,565	276,097
Baker Hughes Inc	3,384	176,509
Cabot Oil & Gas Corp	791	27,661
Cameron International Corp*	1,865	89,725
Chesapeake Energy Corp	4,942	104,375
Chevron Corp	15,310	1,239,650
ConocoPhillips	11,322	681,245
Consol Energy Inc	1,500	62,940
Denbury Resources Inc*	1,906	34,651
Devon Energy Corp	3,389	239,162
Diamond Offshore Drilling Inc	576	37,302
El Paso Corp	5,972	80,562
EOG Resources Inc	1,925	171,229
EQT Corp	1,085	43,910
Exxon Mobil Corp	35,070	2,439,468
First Solar Inc*	370	45,455
FMC Technologies Inc*	1,024	86,262
Halliburton Co	6,883	260,453
Helmerich & Payne Inc	805	36,515
Hess Corp	2,293	160,625
Marathon Oil Corp	5,401	180,771
Massey Energy Co	652	32,020
Murphy Oil Corp	1,600	108,032
Nabors Industries Ltd*	2,404	53,104
National Oilwell Varco Inc	3,192	195,638
Noble Energy Inc	1,400	113,750
Occidental Petroleum Corp	6,194	546,125
Peabody Energy Corp	2,200	129,382
Pioneer Natural Resources Co	880	70,497
QEP Resources Inc	1,500	52,695
Range Resources Corp	1,400	58,786
Rowan Cos Inc*	921	27,768
Schlumberger Ltd	10,478	810,368
Southwestern Energy Co*	2,800	101,360
Spectra Energy Corp	5,340	126,932
Sunoco Inc	1,006	40,381
Tesoro Corp*	1,200	19,584
Valero Energy Corp	4,652	90,621
Williams Cos Inc/The	4,450	101,505
Total Energy		9,393,715

Financial (14.57%)
ACE Ltd	2,500	146,300
Aflac Inc	3,570	183,855
Allstate Corp/The	4,094	119,176
American Express Co	7,975	344,680
American International Group Inc*	1,079	44,552
Ameriprise Financial Inc	1,978	102,540
AON Corp	2,090	83,851
Apartment Investment & Management Co	1,148	27,690
Assurant Inc	891	31,426
AvalonBay Communities Inc	722	79,658
Bank of America Corp	70,632	773,420
Bank of New York Mellon Corp/The	9,190	248,038
BB&T Corp	5,247	121,730
Berkshire Hathaway Inc*	12,622	1,005,720
Boston Properties Inc	1,058	88,660
Capital One Financial Corp	3,543	131,906
CB Richard Ellis Group Inc*	2,058	39,493
Charles Schwab Corp/The	7,272	109,298
Chubb Corp	2,606	148,568
Cincinnati Financial Corp	1,551	46,755
Citigroup Inc*	148,813	625,015
CME Group Inc	507	146,046
Comerica Inc	1,331	48,568
Discover Financial Services	4,142	75,716
E*Trade Financial Corp*	1,181	17,420
Equity Residential	2,107	105,308
Federated Investors Inc	848	20,106
Fifth Third Bancorp	6,069	72,525
First Horizon National Corp*	1,760	16,843
Franklin Resources Inc	1,137	129,720
Genworth Financial Inc*	3,728	43,468
Goldman Sachs Group Inc/The	3,923	612,537
Hartford Financial Services Group Inc	2,922	65,044
HCP Inc	2,387	78,604
Health Care REIT Inc	938	43,411
Host Hotels & Resorts Inc	4,816	79,368
Hudson City Bancorp Inc	4,300	48,805
Huntington Bancshares Inc	5,456	31,836
IntercontinentalExchange Inc*	600	67,620
Invesco Ltd	3,410	74,133
Janus Capital Group Inc	1,389	14,501
JPMorgan Chase & Co	30,073	1,124,128
KeyCorp	6,704	50,481
Kimco Realty Corp	3,065	51,063
Legg Mason Inc	1,239	40,416
Lincoln National Corp	2,305	55,043
Loews Corp	2,394	89,560
M&T Bank Corp	659	50,717
Marsh & McLennan Cos Inc	4,025	100,947
Marshall & Ilsley Corp	4,004	19,179
MetLife Inc	6,248	238,361
Morgan Stanley	10,374	253,748
NASDAQ OMX Group Inc/The*	1,127	24,185
Northern Trust Corp	1,843	92,703
NYSE Euronext	2,200	60,104
People's United Financial Inc	2,887	35,770
PNC Financial Services Group Inc	3,945	212,438
Principal Financial Group Inc	2,434	66,302
Progressive Corp/The	5,145	104,649
ProLogis	3,611	46,979
Prudential Financial Inc	3,541	179,458
Public Storage	1,035	99,981
Regions Financial Corp	9,066	48,775
Simon Property Group Inc	2,175	214,238
SLM Corp*	3,621	41,823
State Street Corp	3,775	163,080
SunTrust Banks Inc	3,809	88,978
T Rowe Price Group Inc	1,965	114,618
Torchmark Corp	787	45,229
Travelers Cos Inc/The	3,769	203,488
Unum Group	2,983	64,105
US Bancorp	14,594	347,045
Ventas Inc	1,297	66,497
Vornado Realty Trust	1,196	97,570
Wells Fargo & Co	36,305	987,858
XL Group Plc	2,610	51,313
Zions Bancorporation	1,054	20,500
Total Financial		11,845,239

Industrial (10.91%)
3M Co	5,402	453,660
Agilent Technologies Inc*	2,633	92,208
Amphenol Corp	1,420	71,043
Ball Corp	779	51,321
Bemis Co Inc	906	28,467
Boeing Co/The	5,545	353,605
Caterpillar Inc	4,752	402,019
CH Robinson Worldwide Inc	1,280	94,349
CSX Corp	2,995	182,126
Cummins Inc	1,539	149,468
Danaher Corp	4,166	180,180
Deere & Co	3,227	241,057
Dover Corp	1,542	84,517
Eastman Kodak Co*	2,384	11,229
Eaton Corp	1,265	121,946
Emerson Electric Co	5,740	316,102
Expeditors International of Washington Inc	1,800	95,220
FedEx Corp	2,384	217,230
FLIR Systems Inc*	1,158	31,040
Flowserve Corp	426	44,926
Fluor Corp	1,548	89,521
General Dynamics Corp	2,944	194,569
General Electric Co	81,256	1,286,281
Goodrich Corp	1,031	88,429
Honeywell International Inc	5,823	289,461
Illinois Tool Works Inc	2,943	140,175
ITT Corp	1,498	68,908
Jabil Circuit Inc	1,699	25,672
Jacobs Engineering Group Inc*	1,000	38,500
L-3 Communications Holdings Inc	886	62,312
Leggett & Platt Inc	1,520	31,464
Lockheed Martin Corp	2,440	166,018
Masco Corp	3,084	33,646
Molex Inc	1,295	26,936
Norfolk Southern Corp	2,807	168,897
Northrop Grumman Corp	2,394	147,662
Owens-Illinois Inc*	1,395	37,498
Pall Corp	1,025	46,402
Parker Hannifin Corp	1,226	98,362
PerkinElmer Inc	1,021	23,789
Precision Castparts Corp	1,073	148,149
Raytheon Co	2,924	135,235
Republic Services Inc	2,465	69,365
Rockwell Automation Inc	1,085	71,740
Rockwell Collins Inc	1,357	76,073
Roper Industries Inc	694	50,253
Ryder System Inc	477	20,563
Sealed Air Corp	1,582	36,782
Snap-On Inc	609	32,234
Stanley Black & Decker Inc	1,339	79,711
Stericycle Inc*	642	47,444
Textron Inc	2,069	46,263
Thermo Fisher Scientific Inc*	3,116	158,480
Union Pacific Corp	3,850	346,924
United Parcel Service Inc	7,576	531,305
United Technologies Corp	7,154	538,482
Waste Management Inc	3,736	127,958
Waters Corp*	883	67,876
Total Industrial		8,871,052

Technology (12.86%)
Adobe Systems Inc*	3,997	110,837
Advanced Micro Devices Inc*	4,487	32,710
Altera Corp	2,432	85,339
Analog Devices Inc	2,227	79,192
Apple Inc*	5,823	1,811,825
Applied Materials Inc	10,178	126,513
Autodesk Inc*	1,888	66,628
BMC Software Inc*	1,399	62,116
Broadcom Corp	3,543	157,628
CA Inc	3,290	75,308
Citrix Systems Inc*	1,544	102,552
Cognizant Technology Solutions Corp*	2,400	155,952
Computer Sciences Corp	1,256	56,055
Compuware Corp*	2,795	28,789
Dell Inc*	13,235	174,967
Dun & Bradstreet Corp	396	29,835
Electronic Arts Inc*	2,629	39,198
EMC Corp*	15,566	334,513
Fidelity National Information Services Inc	2,501	67,277
Fiserv Inc*	1,368	75,650
Hewlett-Packard Co	16,915	709,246
Intel Corp	42,141	890,017
International Business Machines Corp	9,408	1,330,855
Intuit Inc*	2,417	108,499
KLA-Tencor Corp	1,304	47,818
Lexmark International Inc*	856	31,021
Linear Technology Corp	1,917	62,494
LSI Corp*	6,000	34,440
MEMC Electronic Materials Inc*	1,900	21,983
Microchip Technology Inc	1,401	47,088
Micron Technology Inc*	6,485	47,081
Microsoft Corp	56,801	1,431,952
National Semiconductor Corp	2,003	26,740
NetApp Inc*	2,586	131,705
Novell Inc*	2,982	17,773
Novellus Systems Inc*	1,106	33,346
NVIDIA Corp*	4,572	62,179
Oracle Corp	29,841	806,900
Pitney Bowes Inc	1,820	39,931
QLogic Corp*	874	15,636
Red Hat Inc*	1,433	62,336
Salesforce.com Inc*	838	116,666
SanDisk Corp*	1,741	77,649
Teradata Corp*	1,575	64,717
Teradyne Inc*	2,030	24,076
Texas Instruments Inc	9,561	304,040
Western Digital Corp*	1,845	61,808
Xerox Corp	10,310	118,153
Xilinx Inc	2,112	57,277
Total Technology		10,456,310

Utilities (3.44%)
AES Corp/The*	5,611	60,655
Allegheny Energy Inc	1,381	31,514
Ameren Corp	1,808	51,926
American Electric Power Co Inc	3,645	129,762
CenterPoint Energy Inc	2,979	46,562
CMS Energy Corp	2,062	37,054
Consolidated Edison Inc	2,227	107,720
Constellation Energy Group Inc	1,533	43,476
Dominion Resources Inc	4,557	189,252
DTE Energy Co	1,258	56,044
Duke Energy Corp	9,956	174,728
Edison International	2,778	102,619
Entergy Corp	1,441	102,657
Exelon Corp	5,032	198,110
FirstEnergy Corp	2,518	88,407
Integrys Energy Group Inc	615	29,951
NextEra Energy Inc	3,154	159,655
Nicor Inc	460	19,895
NiSource Inc	2,493	41,708
Northeast Utilities	1,339	41,643
NRG Energy Inc*	1,956	37,907
Pepco Holdings Inc	1,700	31,195
PG&E Corp	2,830	132,812
Pinnacle West Capital Corp	969	39,167
PPL Corp	2,877	73,105
Progress Energy Inc	2,285	99,832
Public Service Enterprise Group Inc	3,861	119,035
SCANA Corp	845	34,324
Sempra Energy	1,880	94,169
Southern Co	6,412	241,861
TECO Energy Inc	1,982	33,199
Wisconsin Energy Corp	969	58,353
Xcel Energy Inc	3,728	87,608
Total Utilities		2,795,905

Total Common Stock (Cost $63,075,016)		80,740,098

Short-Term Investments (0.25%)

United States Treasury Bills (0.25%)	Par Value
United States T-Bill 02/10/2011 (b)	$200,000	199,947
Total United States Treasury Bills		199,947

Total Short-Term Investments (Cost $199,863)		199,947

Total Investments (Cost $63,274,879) (a) (99.57%)		80,940,045
Other Net Assets (0.43%)		347,133
Net Assets (100.00%)		$81,287,178

* Non-Income Producing Security

(a) Aggregate cost for federal income tax purpose is $63,810,175. At November 30, 2010, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$28,544,033
Unrealized depreciation		(11,414,163)
Net unrealized appreciation		$17,129,870

(b) At November 30, 2010, certain United States Treasury Bills with a market value of $199,947 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at November 30, 2010: Contracts - $50 times premium / delivery month / commitment

S&P 500 E-mini		Unrealized Depreciation
9 / Dec 2010 / Long		$(6,565)

S&P MIDCAP INDEX FUND
PORTFOLIO OF INVESTMENTS, 11/30/2010
Common Stock (96.96%)

Basic Materials (4.37%)	Shares	Value
Albemarle Corp	11,635	$629,337
Ashland Inc	9,407	478,628
Cabot Corp	8,291	296,818
Cytec Industries Inc	6,170	295,111
Intrepid Potash Inc*	5,237	160,514
Louisiana-Pacific Corp*	15,807	129,617
Lubrizol Corp	8,664	905,907
Minerals Technologies Inc	2,377	144,617
Olin Corp	9,967	182,097
Potlatch Corp	5,047	159,889
Rayonier Inc	10,085	513,932
Reliance Steel & Aluminum Co	8,121	360,978
RPM International Inc	16,388	335,626
Sensient Technologies Corp	6,210	210,954
Steel Dynamics Inc	26,167	417,102
Valspar Corp	12,797	422,813
Total Basic Materials		5,643,940

Communications (6.38%)
ADC Telecommunications Inc*	12,263	155,985
ADTRAN Inc	7,098	221,032
AOL Inc*	13,679	330,758
Ciena Corp*	11,617	175,998
Cincinnati Bell Inc*	25,761	62,857
CommScope Inc*	10,151	320,873
Equinix Inc*	4,947	383,887
F5 Networks Inc*	10,061	1,326,844
Factset Research Systems Inc	5,343	473,764
Harte-Hanks Inc	5,400	67,176
John Wiley & Sons Inc	5,992	248,668
Lamar Advertising Co*	6,762	248,504
NetFlix Inc*	5,478	1,127,919
NeuStar Inc*	9,438	243,878
Plantronics Inc	6,235	223,026
Polycom Inc*	10,711	396,361
Rackspace Hosting Inc*	11,400	332,538
RF Micro Devices Inc*	34,034	238,578
Scholastic Corp	3,237	90,960
Syniverse Holdings Inc*	8,810	269,234
Telephone & Data Systems Inc	11,882	423,950
TIBCO Software Inc*	20,000	392,800
tw telecom inc*	18,967	312,576
ValueClick Inc*	10,872	168,951
Total Communications		8,237,117

Consumer, Cyclical (13.97%)
99 Cents Only Stores*	5,769	90,631
Advance Auto Parts Inc	11,310	746,347
Aeropostale Inc*	12,163	328,766
Alaska Air Group Inc*	4,474	246,070
American Eagle Outfitters Inc	26,370	435,105
AnnTaylor Stores Corp*	7,453	200,560
Bally Technologies Inc*	6,963	272,741
Barnes & Noble Inc	5,201	72,918
BJ's Wholesale Club Inc*	7,067	323,739
Bob Evans Farms Inc	3,936	122,567
BorgWarner Inc*	14,815	893,936
Boyd Gaming Corp*	8,100	72,414
Brinker International Inc	13,006	265,843
Cheesecake Factory Inc/The*	7,645	243,646
Chico's FAS Inc	22,589	272,197
Chipotle Mexican Grill Inc*	4,022	1,039,646
Coldwater Creek Inc*	7,359	24,873
Collective Brands Inc*	8,137	137,434
Copart Inc*	8,537	302,893
Dick's Sporting Goods Inc*	11,344	388,078
Dollar Tree Inc*	16,803	923,324
DreamWorks Animation SKG Inc*	9,580	296,884
Foot Locker Inc	19,852	374,607
Fossil Inc*	6,292	425,654
Guess? Inc	7,367	348,091
Hanesbrands Inc*	12,076	327,863
Herman Miller Inc	7,093	152,783
HNI Corp	5,716	152,274
Ingram Micro Inc*	20,766	370,673
International Speedway Corp	1,999	47,356
J Crew Group Inc*	7,300	319,156
JetBlue Airways Corp*	26,163	177,647
KB Home	9,389	106,096
Life Time Fitness Inc*	3,300	130,152
LKQ Corp*	17,946	387,185
MDC Holdings Inc	4,769	119,082
Mohawk Industries Inc*	6,621	347,867
MSC Industrial Direct Co	5,580	335,581
NVR Inc*	753	466,845
Oshkosh Corp*	11,354	325,860
Owens & Minor Inc	7,969	225,124
Panera Bread Co*	4,000	400,960
PetSmart Inc	15,683	593,758
Phillips-Van Heusen Corp	6,554	444,623
Regis Corp	3,403	60,641
Rovi Corp*	13,078	721,513
Ryland Group Inc	6,000	87,480
Saks Inc*	19,221	214,122
Tech Data Corp*	6,457	284,560
Thor Industries Inc	4,503	132,974
Timberland Co/The*	5,619	139,239
Toll Brothers Inc*	17,402	312,366
Tractor Supply Co	6,000	254,820
Under Armour Inc*	4,775	275,661
Warnaco Group Inc/The*	5,776	311,038
Wendy's/Arby's Group Inc	45,835	218,633
Williams-Sonoma Inc	13,419	446,450
WMS Industries Inc*	6,890	305,572
Total Consumer, Cyclical		18,044,918

Consumer, Non-Cyclical (17.62%)
Aaron's Inc	10,335	206,287
Alberto-Culver Co	10,837	403,136
Alliance Data Systems Corp*	6,633	418,410
American Greetings Corp	5,009	100,531
Beckman Coulter Inc	8,898	486,810
Bio-Rad Laboratories Inc*	2,442	227,961
Career Education Corp*	8,895	158,242
Charles River Laboratories International Inc*	8,363	273,052
Church & Dwight Co Inc	8,928	582,552
Community Health Systems Inc*	11,795	375,789
Convergys Corp*	15,607	201,174
Corinthian Colleges Inc*	3,417	14,112
Corn Products International Inc	9,500	409,640
Corporate Executive Board Co/The	4,332	150,277
Corrections Corp of America*	14,658	353,991
Covance Inc*	8,126	364,939
Deluxe Corp	6,498	137,693
Edwards Lifesciences Corp*	14,358	952,796
Endo Pharmaceuticals Holdings Inc*	14,882	535,901
Flowers Foods Inc	9,810	257,022
FTI Consulting Inc*	5,676	202,293
Gartner Inc*	7,640	245,779
Gen-Probe Inc*	6,230	323,088
Global Payments Inc	10,285	427,445
Green Mountain Coffee Roasters Inc*	13,296	493,016
Hansen Natural Corp*	9,045	481,375
Health Management Associates Inc*	31,525	280,888
Health Net Inc*	13,191	356,157
Henry Schein Inc*	11,484	659,526
Hill-Rom Holdings Inc	7,954	314,819
Hologic Inc*	32,740	536,936
IDEXX Laboratories Inc*	7,436	477,466
Immucor Inc*	8,901	163,511
ITT Educational Services Inc*	3,638	212,787
Kinetic Concepts Inc*	8,000	317,680
Korn/Ferry International*	5,795	100,369
Lancaster Colony Corp	2,467	128,457
Lender Processing Services Inc	12,160	374,163
LifePoint Hospitals Inc*	6,951	251,765
Lincare Holdings Inc	12,967	333,900
Manpower Inc	9,957	560,778
Masimo Corp	6,809	210,126
Medicis Pharmaceutical Corp	7,549	198,916
Mednax Inc*	5,800	354,960
Navigant Consulting Inc*	600	4,992
Omnicare Inc	10,215	235,558
Perrigo Co	10,210	615,050
Pharmaceutical Product Development Inc	14,996	373,700
Ralcorp Holdings Inc*	7,197	445,638
Rent-A-Center Inc	8,390	233,578
ResMed Inc*	19,026	607,881
Rollins Inc	5,530	149,421
Ruddick Corp	5,178	190,343
Scotts Miracle-Gro Co/The	5,720	285,771
Service Corp International	32,159	259,202
Smithfield Foods Inc*	17,874	314,761
Sotheby's	8,490	340,534
STERIS Corp	7,453	256,458
Strayer Education Inc	1,778	241,577
Techne Corp	4,727	283,951
Thoratec Corp*	7,217	183,709
Tootsie Roll Industries Inc	3,437	91,562
Towers Watson & Co	5,412	271,682
Tupperware Brands Corp	8,066	374,908
United Rentals Inc*	7,634	149,779
United Therapeutics Corp*	6,013	378,398
Universal Corp	3,132	128,130
Universal Health Services Inc	12,488	513,507
Valeant Pharmaceuticals International Inc	190	4,915
VCA Antech Inc*	10,848	236,975
Vertex Pharmaceuticals Inc*	24,455	810,194
WellCare Health Plans Inc*	5,371	151,194
Total Consumer, Non-Cyclical		22,749,883

Energy (6.03%)
Arch Coal Inc	19,850	579,620
Atwood Oceanics Inc*	7,177	255,501
Bill Barrett Corp*	4,906	188,636
Cimarex Energy Co	10,599	853,642
Dril-Quip Inc*	4,000	309,760
Exterran Holdings Inc*	6,210	140,781
Forest Oil Corp*	14,249	487,601
Frontier Oil Corp	13,283	206,285
National Fuel Gas Co	10,224	647,793
Newfield Exploration Co*	16,263	1,086,855
Oceaneering International Inc*	6,965	481,282
Patriot Coal Corp*	9,514	153,937
Patterson-UTI Energy Inc	19,495	384,831
Plains Exploration & Production Co*	14,179	406,370
Pride International Inc*	22,149	688,834
Questar Corp	21,800	362,098
Quicksilver Resources Inc*	1,058	15,045
Superior Energy Services Inc*	9,928	331,496
Unit Corp*	5,126	204,886
Total Energy		7,785,253

Financial (16.61%)
Affiliated Managers Group Inc*	5,337	466,507
Alexandria Real Estate Equities Inc	5,549	370,396
AMB Property Corp	16,568	483,454
American Financial Group Inc	10,030	308,623
Apollo Investment Corp	4,911	51,860
Arthur J Gallagher & Co	12,920	362,794
Associated Banc-Corp	21,177	270,960
Astoria Financial Corp	10,346	124,566
BancorpSouth Inc	1,100	14,135
Bank of Hawaii Corp	6,084	263,437
BRE Properties Inc	6,897	297,054
Brown & Brown Inc	14,962	342,181
Cathay General Bancorp	9,505	128,413
Camden Property Trust	8,144	415,914
City National Corp	5,490	294,923
Commerce Bancshares Inc	9,257	347,600
CoreLogic Inc	12,759	232,341
Corporate Office Properties Trust	7,392	250,663
Cousins Properties Inc	12,844	95,302
Cullen/Frost Bankers Inc	7,607	407,279
Duke Realty Corp	28,430	316,426
Eaton Vance Corp	14,907	443,036
Equity One Inc	4,171	72,200
Essex Property Trust Inc	3,695	409,554
Everest Re Group Ltd	7,263	606,388
Federal Realty Investment Trust	7,765	600,933
Fidelity National Financial Inc	29,241	394,754
First American Financial Corp	12,759	180,795
First Niagara Financial Group Inc	23,886	295,828
FirstMerit Corp	10,895	189,845
Fulton Financial Corp	22,371	193,509
Hanover Insurance Group Inc/The	5,550	251,304
HCC Insurance Holdings Inc	14,278	400,926
Highwoods Properties Inc	9,021	275,231
Hospitality Properties Trust	9,754	215,758
International Bancshares Corp	6,582	113,210
Jefferies Group Inc	15,155	365,993
Jones Lang LaSalle Inc	5,309	423,764
Liberty Property Trust	14,292	447,911
Macerich Co/The	12,401	574,662
Mack-Cali Realty Corp	9,981	316,897
Mercury General Corp	4,518	194,003
Nationwide Health Properties Inc	14,461	521,319
New York Community Bancorp Inc	52,777	886,653
NewAlliance Bancshares Inc	13,460	179,556
Old Republic International Corp	30,543	386,674
Omega Healthcare Investors Inc	10,802	228,030
Prosperity Bancshares Inc	5,888	191,596
Protective Life Corp	10,115	237,905
Raymond James Financial Inc	12,533	359,446
Realty Income Corp	13,235	450,652
Regency Centers Corp	8,320	338,790
Reinsurance Group of America Inc	9,239	461,303
Senior Housing Properties Trust	16,166	360,987
SL Green Realty Corp	9,801	640,985
StanCorp Financial Group Inc	6,237	259,459
SVB Financial Group*	5,204	233,816
Synovus Financial Corp	969	1,967
TCF Financial Corp	15,890	216,263
Transatlantic Holdings Inc	6,000	303,600
Trustmark Corp	6,874	146,691
UDR Inc	19,395	432,509
Unitrin Inc	6,331	149,791
Valley National Bancorp	19,701	250,203
Waddell & Reed Financial Inc	10,830	333,564
Washington Federal Inc	14,249	210,315
Webster Financial Corp	8,163	134,690
Weingarten Realty Investors	5,067	120,088
Westamerica Bancorporation	3,706	181,149
WR Berkley Corp	15,737	420,021
Total Financial		21,449,351

Industrial (18.16%)
Aecom Technology Corp*	14,292	368,162
AGCO Corp*	11,733	529,628
Alexander & Baldwin Inc	5,208	182,749
Alliant Techsystems Inc*	4,179	308,870
AMETEK Inc	13,686	809,801
Aptargroup Inc	8,577	391,712
Arrow Electronics Inc*	15,201	471,383
Avnet Inc*	19,199	588,449
BE Aerospace Inc*	12,829	455,430
Brink's Co/The	5,706	140,025
Bucyrus International Inc	9,535	850,140
Carlisle Cos Inc	7,775	284,721
Clean Harbors Inc*	2,895	214,375
Con-way Inc	6,247	211,149
Crane Co	5,938	222,556
Donaldson Co Inc	9,808	532,476
Energizer Holdings Inc*	8,854	623,233
Gardner Denver Inc	4,000	261,800
GATX Corp	5,850	194,045
Gentex Corp	17,493	367,178
Graco Inc	7,611	273,692
Granite Construction Inc	4,268	108,279
Greif Inc	4,350	254,214
Harsco Corp	10,193	245,244
Hubbell Inc	7,248	409,947
IDEX Corp	10,258	384,367
Itron Inc*	5,092	289,073
JB Hunt Transport Services Inc	11,133	406,355
Joy Global Inc	12,986	991,091
Kansas City Southern*	12,184	576,791
KBR Inc	20,352	551,132
Kennametal Inc	10,331	349,394
Kirby Corp*	6,829	305,051
Landstar System Inc	6,452	231,949
Lennox International Inc	6,180	271,858
Lincoln Electric Holdings Inc	5,397	332,779
Martin Marietta Materials Inc	5,665	478,919
Matthews International Corp	3,849	125,016
Mettler-Toledo International Inc*	4,283	621,806
Mine Safety Appliances Co	3,834	110,496
National Instruments Corp	7,201	245,698
Nordson Corp	4,264	338,690
Overseas Shipholding Group Inc	2,966	103,721
Packaging Corp of America	13,070	335,246
Pentair Inc	12,481	410,625
Regal-Beloit Corp	4,674	285,114
Shaw Group Inc/The*	7,800	249,990
Silgan Holdings Inc	6,792	232,558
Sonoco Products Co	12,693	415,823
SPX Corp	6,256	410,894
Teleflex Inc	5,042	251,797
Temple-Inland Inc	13,567	284,500
Terex Corp*	13,719	333,097
Thomas & Betts Corp*	6,646	295,415
Tidewater Inc	6,562	322,129
Timken Co	10,079	439,041
Trimble Navigation Ltd*	15,277	568,915
Trinity Industries Inc	10,062	230,420
URS Corp*	10,651	421,141
Valmont Industries Inc	2,476	200,209
Vishay Intertechnology Inc*	23,687	337,777
Wabtec Corp	6,037	279,091
Waste Connections Inc	14,982	389,532
Werner Enterprises Inc	5,556	119,898
Woodward Governor Co	7,201	243,034
Worthington Industries Inc	7,733	123,883
Zebra Technologies Corp*	7,463	271,952
Total Industrial		23,465,525

Technology (8.16%)
ACI Worldwide Inc*	4,316	109,583
Acxiom Corp*	9,766	166,120
Advent Software Inc*	2,204	113,682
Allscripts Healthcare Solutions Inc*	7,500	131,625
ANSYS Inc*	11,257	545,965
Atmel Corp*	57,581	598,267
Broadridge Financial Solutions Inc	17,370	357,648
Cadence Design Systems Inc*	34,111	268,112
Cree Inc*	13,153	857,312
Diebold Inc	7,743	243,285
DST Systems Inc	4,985	213,657
Fair Isaac Corp	6,115	142,785
Fairchild Semiconductor International Inc*	5,607	78,778
Informatica Corp*	11,352	468,611
International Rectifier Corp*	9,046	256,545
Intersil Corp	3,285	41,884
Jack Henry & Associates Inc	10,748	293,850
Lam Research Corp*	16,150	732,080
Mantech International Corp*	2,960	118,163
Mentor Graphics Corp*	11,732	131,926
MICROS Systems Inc*	10,112	442,097
MSCI Inc*	13,132	447,276
NCR Corp*	20,205	290,750
Parametric Technology Corp*	14,961	320,465
Quest Software Inc*	7,913	200,199
Riverbed Technology Inc*	16,800	569,688
SEI Investments Co	16,438	371,170
Semtech Corp*	7,825	183,027
Silicon Laboratories Inc*	5,796	246,214
Skyworks Solutions Inc*	23,000	585,350
Solera Holdings Inc	8,837	424,176
SRA International Inc*	5,467	107,263
Synopsys Inc*	18,497	475,188
Total Technology		10,532,741

Utilities (5.66%)
AGL Resources Inc	9,823	360,799
Alliant Energy Corp	14,041	509,829
Atmos Energy Corp	11,752	353,383
Aqua America Inc	17,295	372,707
Black Hills Corp	4,932	149,686
Cleco Corp	7,676	232,813
DPL Inc	15,200	385,016
Dynegy Inc*	12,805	65,177
Energen Corp	9,106	396,748
Great Plains Energy Inc	14,309	266,863
Hawaiian Electric Industries Inc	11,684	255,763
IDACORP Inc	6,047	219,627
MDU Resources Group Inc	23,828	487,044
NSTAR	13,555	561,177
NV Energy Inc	29,785	407,757
OGE Energy Corp	12,284	546,761
PNM Resources Inc	9,837	117,847
Southern Union Co	15,746	371,763
UGI Corp	13,806	409,624
Vectren Corp	10,299	266,744
Westar Energy Inc	13,837	344,680
WGL Holdings Inc	6,363	230,722
Total Utilities		7,312,530

Total Common Stock (Cost $92,911,623)		125,221,258

Short-Term Investments (0.54%)

United States Treasury Bills (0.54%)	Par Value
United States T-Bill 12/09/2010 (b)	$300,000	299,990
United States T-Bill 12/16/2010 (b)	400,000	399,970
Total United States Treasury Bills		699,960

Total Short-Term Investments (Cost $699,960)		699,960

Total Investments (Cost $93,611,583) (a) (97.50%)		125,921,218
Other Net Assets (2.50%)		3,223,276
Net Assets (100.00%)		$129,144,494

* Non-Income Producing Security

(a) Aggregate cost for federal income tax purpose is $93,617,516. At November 30, 2010, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$36,659,935
Unrealized depreciation		(4,356,233)
Net unrealized appreciation		$32,303,702

(b) At November 30, 2010, certain United States Treasury Bills with a market value of $399,983 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at November 30, 2010: Contracts - $100 times premium / delivery month / commitment

S&P Midcap 400 E-mini		Unrealized Appreciation
45 / Dec 2010 / Long		$241,018

EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS, 11/30/2010
Common Stock (99.47%)

Basic Materials (3.17%)	Shares	Value
Chemicals (2.99%)
EI du Pont de Nemours & Co	8,550	$401,765
International Flavors & Fragrances Inc	900	47,268
Monsanto Co	4,363	261,431
PPG Industries Inc	24,300	1,894,428
Praxair Inc	15,167	1,396,122
Sensient Technologies Corp	17,000	577,490
		4,578,504

Iron / Steel (0.18%)
United States Steel Corp	5,700	277,077

Total Basic Materials		4,855,581

Communications (6.02%)

Media (1.43%)
McGraw-Hill Cos Inc/The	21,678	747,674
Walt Disney Co/The	39,635	1,447,074
		2,194,748

Telecommunications (4.59%)
AT&T Inc	67,869	1,886,080
Cisco Systems Inc*	53,000	1,015,480
Harris Corp	9,840	435,322
QUALCOMM Inc	21,075	985,046
Rogers Communications Inc	15,840	561,053
Verizon Communications Inc	67,370	2,156,514
		7,039,495

Total Communications		9,234,243

Consumer, Cyclical (7.90%)

Auto Manufacturers (0.77%)
Ford Motor Co*	74,200	1,182,748

Retail (7.13%)
Best Buy Co Inc	16,900	721,968
CVS Caremark Corp	20,500	635,500
Home Depot Inc	35,450	1,070,945
Ltd Brands Inc	26,100	878,787
Lowe's Cos Inc	16,060	364,562
McDonald's Corp	25,868	2,025,464
Ross Stores Inc	7,092	460,129
Starbucks Corp	44,300	1,355,580
TJX Cos Inc	10,550	481,186
Target Corp	25,139	1,431,415
Wal-Mart Stores Inc	27,500	1,487,475
		10,913,011

Total Consumer, Cyclical		12,095,759

Consumer, Non-Cyclical (22.81%)

Agriculture (2.33%)
Altria Group Inc	36,200	868,800
Lorillard Inc	5,800	461,564
Philip Morris International Inc	26,175	1,489,096
Reynolds American Inc	24,384	754,441
		3,573,901

Beverages (3.22%)
Coca-Cola Co/The	54,600	3,449,081
PepsiCo Inc	23,000	1,486,490
		4,935,571

Biotechnology (1.28%)
Amgen Inc*	6,700	353,023
Celgene Corp*	19,135	1,136,236
Gilead Sciences Inc*	13,000	474,500
		1,963,759

Commercial Services (0.51%)
Lender Processing Services Inc	17,011	523,428
Moody's Corp	9,592	257,353
		780,781

Cosmetics / Personal Care (1.91%)
Alberto-Culver Co	10,800	401,760
Colgate-Palmolive Co	7,000	535,850
Procter & Gamble Co/The	32,580	1,989,661
		2,927,271

Food (2.66%)
ConAgra Foods Inc	29,050	623,994
HJ Heinz Co	15,000	724,050
Kraft Foods Inc	41,134	1,244,304
McCormick & Co Inc	16,500	726,165
Safeway Inc	17,400	400,026
Sara Lee Corp	23,800	357,000
		4,075,539

Healthcare - Products (2.94%)
Baxter International Inc	31,386	1,523,790
Hologic Inc*	16,200	265,680
Johnson & Johnson	30,000	1,846,500
Varian Medical Systems Inc*	7,640	502,941
Covidien PLC	8,835	371,688
		4,510,599

Healthcare - Services (2.20%)
Aetna Inc	14,384	426,054
Healthsouth Corp*	74,000	1,332,000
UnitedHealth Group Inc	10,500	383,460
WellPoint Inc*	22,100	1,231,854
		3,373,368

Household Products / Wares (0.94%)
Fortune Brands Inc	5,146	304,077
Kimberly-Clark Corp	11,500	711,735
Tupperware Brands Corp	9,000	418,320
		1,434,132

Pharmaceuticals (4.82%)
Abbott Laboratories	28,510	1,326,000
AmerisourceBergen Corp	31,212	962,890
Eli Lilly & Co	62,080	2,089,613
Merck & Co Inc	21,200	730,764
Pfizer Inc	138,356	2,253,819
		7,363,086

Total Consumer, Non-Cyclical		34,938,007

Energy (16.30%)

Oil & Gas (11.79%)
Anadarko Petroleum Corp	21,340	1,369,174
BP PLC	39,230	1,569,200
Apache Corp	25,626	2,758,383
Chevron Corp	58,524	4,738,687
ConocoPhillips	19,648	1,182,220
Devon Energy Corp	15,952	1,125,733
Exxon Mobil Corp	46,936	3,264,868
Royal Dutch Shell PLC	25,500	1,547,085
Transocean Ltd*	2,700	180,981
Valero Energy Corp	16,100	313,628
		18,049,959

Oil & Gas Services (3.62%)
Baker Hughes Inc	40,055	2,089,269
Ensco PLC	13,670	647,958
Schlumberger Ltd	25,500	1,972,170
Weatherford International Ltd*	41,120	839,259
		5,548,656

Pipelines (0.89%)
Enterprise Products Partners LP	12,000	504,960
Plains All American Pipeline LP	7,000	430,500
Spectra Energy Corp	18,000	427,860
		1,363,320

Total Energy		24,961,935

Financial (15.83%)

Banks (7.80%)
Bank of America Corp	74,367	814,319
Bank of New York Mellon Corp/The	21,450	578,936
Goldman Sachs Group Inc/The	21,250	3,317,975
JPMorgan Chase & Co	80,198	2,997,801
State Street Corp	14,400	622,080
US Bancorp	60,600	1,441,068
Wells Fargo & Co	79,429	2,161,263
		11,933,442

Diversified Financial Services (4.52%)
American Express Co	4,500	194,490
Citigroup Inc*	273,101	1,147,024
Franklin Resources Inc	16,100	1,836,849
Morgan Stanley	90,450	2,212,407
NYSE Euronext	26,450	722,614
Charles Schwab Corp/The	54,460	818,534
		6,931,918

Insurance (3.35%)
Arthur J Gallagher & Co	32,400	909,792
Aspen Insurance Holdings Ltd	26,315	760,504
Marsh & McLennan Cos Inc	13,600	341,088
Principal Financial Group Inc	28,150	766,806
Prudential Financial Inc	22,375	1,133,965
StanCorp Financial Group Inc	11,150	463,840
Travelers Cos Inc/The	14,000	755,860
		5,131,855

Savings & Loans (0.16%)
New York Community Bancorp Inc	15,000	252,000

Total Financial		24,249,215

Industrial (12.93%)

Aerospace/Defense (3.87%)
Boeing Co/The	17,000	1,084,090
Goodrich Corp	19,000	1,629,630
Northrop Grumman Corp	8,600	530,448
Rockwell Collins Inc	12,400	695,144
United Technologies Corp	26,500	1,994,655
		5,933,967

Electronics (0.44%)
Agilent Technologies Inc*	9,870	345,647
Tyco Electronics Ltd	10,950	333,099
		678,746

Machinery - Construction & Mining (2.28%)
Caterpillar Inc	41,342	3,497,532

Metal Fabricate / Hardware (0.17%)
Worthington Industries Inc	16,100	257,922

Miscellaneous Manufacturing (4.18%)
3M Co	23,812	1,999,732
Barnes Group Inc	19,140	365,383
Danaher Corp	38,300	1,656,475
General Electric Co	100,325	1,588,145
Tyco International Ltd	8,835	334,758
ITT Corp	9,534	438,564
		6,383,057

Transportation (1.99%)
FedEx Corp	4,830	440,110
Tidewater Inc	8,980	440,828
Union Pacific Corp	5,475	493,352
United Parcel Service Inc	19,260	1,350,704
Seaspan Corp	25,000	317,000
		3,041,994

Total Industrial		19,793,218

Technology (8.89%)

Computers (2.56%)
Dell Inc*	7,300	96,506
Diebold Inc	11,000	345,620
EMC Corp*	29,720	638,683
Hewlett-Packard Co	34,500	1,446,585
International Business Machines Corp	9,860	1,394,796
		3,922,190

Office/Business Equipment (0.20%)
Pitney Bowes Inc	14,200	311,548

Semiconductors (3.72%)
Analog Devices Inc	14,040	499,262
Intel Corp	122,563	2,588,531
KLA-Tencor Corp	10,440	382,835
Linear Technology Corp	26,180	853,468
Maxim Integrated Products Inc	12,240	284,580
Taiwan Semiconductor Manufacturing Co Ltd	30,000	322,500
Texas Instruments Inc	16,500	524,700
Marvell Technology Group Ltd*	13,050	251,735
		5,707,611

Software (2.41%)
Microsoft Corp	77,733	1,959,649
Oracle Corp	64,130	1,734,075
		3,693,724

Total Technology		13,635,073

Utilities (5.62%)

Electric (4.86%)
Allegheny Energy Inc	12,855	293,351
Ameren Corp	21,000	603,120
Consolidated Edison Inc	31,700	1,533,329
DTE Energy Co	7,000	311,850
Duke Energy Corp	60,100	1,054,755
Entergy Corp	11,946	851,033
Exelon Corp	18,746	738,030
NextEra Energy Inc	11,200	566,944
Pinnacle West Capital Corp	11,000	444,620
Progress Energy Inc	8,000	349,520
Southern Co	11,500	433,780
Wisconsin Energy Corp	4,500	270,990
		7,451,322

Gas (0.76%)
Nicor Inc	7,000	302,750
NiSource Inc	27,000	451,710
Sempra Energy	8,050	403,225
		1,157,685

Total Utilities		8,609,007

Total Common Stock (Cost $139,068,482)		152,372,038

Short-Term Investments (0.07%)

United States Treasury Bills (0.07%)	Par Value
United States T-Bill 02/10/2011 (b)	$100,000	99,973
Total United States Treasury Bills		99,973

Total Short-Term Investments (Cost $99,931)		99,973

Total Investments (Cost $139,168,413) (a) (99.54%)		152,472,011
Other Net Assets (0.46%)		758,228
Net Assets (100.00%)		$153,230,239

* Non-Income Producing Security

(a) Aggregate cost for federal income tax purpose is $139,581,584. At November 30, 2010, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$30,679,465
Unrealized depreciation		(17,789,038)
Net unrealized appreciation		$12,890,427

(b) At November 30, 2010, certain United States Treasury Bills with a market value of $99,973 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at November 30, 2010: Contracts - $100 times premium / delivery month / commitment

S&P Midcap 400 E-mini		Unrealized Appreciation
7 / Dec 2010 / Long		$5,373

S&P SMALLCAP INDEX FUND
PORTFOLIO OF INVESTMENTS, 11/30/2010
Common Stock (87.24%)

Basic Materials (2.67%)	Shares	Value
AMCOL International Corp	1,466	$40,945
American Vanguard Corp	1,345	9,173
Arch Chemicals Inc	1,494	51,872
Balchem Corp	1,650	51,084
Brush Engineered Materials Inc*	1,269	44,669
Buckeye Technologies Inc	1,716	34,183
Century Aluminum Co*	3,416	47,295
Clearwater Paper Corp*	752	60,536
Deltic Timber Corp	590	30,686
HB Fuller Co	3,124	65,510
Neenah Paper Inc	750	13,815
Olympic Steel Inc	500	10,520
OM Group Inc*	1,855	69,748
Penford Corp*	400	2,388
PolyOne Corp*	5,408	67,384
Quaker Chemical Corp	439	16,673
RTI International Metals Inc*	1,786	50,669
Schulman A Inc	1,547	31,327
Schweitzer-Mauduit International Inc	1,053	66,139
Stepan Co	400	28,220
Wausau Paper Corp	3,194	24,626
Zep Inc	1,342	24,357
Total Basic Materials		841,819

Communications (3.97%)
ADPT Corp*	7,937	23,494
Anixter International Inc	1,885	105,315
Applied Signal Technology Inc	560	18,402
Arris Group Inc*	8,093	81,011
Black Box Corp	1,103	39,520
Blue Coat Systems Inc*	2,200	58,520
Blue Nile Inc*	800	39,560
Cbeyond Inc*	1,695	22,340
comScore Inc*	1,251	27,522
Comtech Telecommunications Corp	1,600	47,456
DealerTrack Holdings Inc*	2,690	51,379
EMS Technologies Inc*	1,000	18,590
eResearchTechnology Inc*	2,768	15,528
EW Scripps Co*	1,800	16,254
General Communication Inc*	2,942	33,156
Harmonic Inc*	6,254	42,277
Infospace Inc*	1,900	14,668
j2 Global Communications Inc*	2,976	79,697
Knot Inc/The*	1,600	14,960
Netgear Inc*	1,900	60,382
Network Equipment Technologies Inc*	1,066	4,328
Neutral Tandem Inc*	1,995	28,668
Novatel Wireless Inc*	1,500	14,715
NTELOS Holdings Corp	1,813	30,785
NutriSystem Inc	1,800	37,206
PC-Tel Inc*	942	5,916
Perficient Inc*	1,900	21,432
Stamps.com Inc	1,100	14,476
Symmetricom Inc*	2,100	13,965
Tekelec*	4,296	53,056
Tollgrade Communications Inc*	630	5,393
United Online Inc	5,300	33,735
USA Mobility Inc	1,400	23,828
Viasat Inc*	1,752	72,463
Websense Inc*	2,754	57,090
Windstream Corp	1,741	22,703
Total Communications		1,249,790

Consumer, Cyclical (13.84%)
Allegiant Travel Co	1,000	49,930
Arctic Cat Inc*	1,013	15,104
Audiovox Corp*	1,050	7,193
Big 5 Sporting Goods Corp	1,300	17,940
Biglari Holdings Inc*	63	24,463
BJ's Restaurants Inc*	1,300	47,645
Brightpoint Inc*	2,880	23,616
Brown Shoe Co Inc	2,695	38,323
Brunswick Corp	5,200	82,940
Buckle Inc/The	1,350	51,503
Buffalo Wild Wings Inc*	1,200	58,188
Cabela's Inc*	2,300	51,175
California Pizza Kitchen Inc*	1,500	25,365
Callaway Golf Co	3,839	29,407
Carter's Inc*	3,700	117,142
Casey's General Stores Inc	3,031	120,467
Cash America International Inc	1,744	63,133
Cato Corp/The	1,862	53,160
CEC Entertainment Inc*	1,417	53,166
Childrens Place Retail Stores Inc/The*	1,478	76,723
Christopher & Banks Corp	1,875	9,994
Cracker Barrel Old Country Store Inc	1,300	68,458
CROCS Inc*	4,800	84,216
DineEquity Inc*	898	47,971
DTS Inc*	1,151	54,028
Ethan Allen Interiors Inc	1,913	31,545
Ezcorp Inc*	2,900	72,964
Finish Line Inc/The	2,948	52,622
First Cash Financial Services Inc*	1,500	43,185
Fred's Inc	2,610	33,382
G&K Services Inc	1,371	38,032
Genesco Inc*	1,318	50,690
Group 1 Automotive Inc	1,453	56,275
Haverty Furniture Cos Inc	1,157	13,896
Hibbett Sports Inc*	1,704	58,362
HOT Topic Inc	2,397	14,694
HSN Inc*	2,300	65,205
Iconix Brand Group Inc*	4,587	85,685
Insight Enterprises Inc*	2,982	37,603
Interface Inc	3,181	45,934
Interval Leisure Group Inc*	2,300	38,111
Jack in the Box Inc*	3,444	69,276
Jakks Pacific Inc*	1,604	30,877
Jo-Ann Stores Inc*	1,470	71,207
JOS A Bank Clothiers Inc*	1,725	77,694
K-Swiss Inc*	1,713	21,447
La-Z-Boy Inc*	2,673	20,128
Lithia Motors Inc	1,000	12,960
Liz Claiborne Inc*	6,200	45,322
Lumber Liquidators Holdings Inc*	922	21,704
M/I Homes Inc*	700	8,071
Maidenform Brands Inc*	1,100	30,184
Marcus Corp	1,435	18,598
MarineMax Inc*	800	6,104
Men's Wearhouse Inc/The	3,043	86,786
Meritage Homes Corp*	2,050	38,889
Mobile Mini Inc*	2,228	40,260
Monarch Casino & Resort Inc*	600	7,206
Multimedia Games Inc*	1,431	6,182
MWI Veterinary Supply Inc*	800	48,880
National Presto Industries Inc	327	37,965
Nautilus Inc*	1,674	2,427
O'Charleys Inc*	1,466	10,145
OfficeMax Inc*	4,500	76,905
Oxford Industries Inc	832	20,550
Papa John's International Inc*	1,264	32,371
PEP Boys-Manny Moe & Jack	3,075	38,099
Perry Ellis International Inc*	700	19,047
PetMed Express Inc	1,300	23,049
PF Chang's China Bistro Inc	1,512	76,416
Pinnacle Entertainment Inc*	3,726	49,630
Pool Corp	3,136	66,452
Quiksilver Inc*	6,824	29,343
RC2 Corp*	1,100	24,365
Red Robin Gourmet Burgers Inc*	800	14,824
Ruby Tuesday Inc*	3,100	39,649
Ruth's Hospitality Group Inc*	1,000	4,940
Scansource Inc*	1,686	49,181
School Specialty Inc*	1,075	13,577
Shuffle Master Inc*	3,655	39,218
Skechers U.S.A. Inc*	1,900	43,871
Skyline Corp	400	7,592
Skywest Inc	3,479	56,325
Sonic Automotive Inc*	1,573	19,474
Sonic Corp*	3,769	35,278
Spartan Motors Inc	1,900	10,051
Stage Stores Inc	2,706	40,942
Standard Motor Products Inc	916	11,523
Standard Pacific Corp*	7,590	27,020
Stein Mart Inc*	1,360	13,464
Steven Madden Ltd*	1,400	63,350
Superior Industries International Inc	1,200	23,328
Texas Roadhouse Inc*	3,100	52,979
Toro Co/The	2,194	127,713
True Religion Apparel Inc*	1,500	33,645
Tuesday Morning Corp*	1,500	7,800
Unifirst Corp	800	41,016
United Stationers Inc*	1,437	91,206
Universal Electronics Inc*	800	21,984
Volcom Inc	800	14,400
Winnebago Industries Inc*	1,700	17,816
Wolverine World Wide Inc	3,060	95,625
World Fuel Services Corp	3,800	114,380
Zale Corp*	2,067	6,160
Zumiez Inc*	1,300	41,353
Total Consumer, Cyclical		4,357,658

Consumer, Non-Cyclical (16.37%)
Abaxis Inc*	1,300	35,100
ABM Industries Inc	2,908	66,971
Administaff Inc	1,536	43,453
Air Methods Corp*	600	29,538
Align Technology Inc*	4,000	69,960
Alliance One International Inc*	4,676	18,143
Almost Family Inc*	422	14,956
Amedisys Inc*	1,756	49,835
American Medical Systems Holdings Inc*	4,820	86,423
American Public Education Inc*	1,070	36,562
AMERIGROUP Corp*	3,438	147,937
AMN Healthcare Services Inc*	1,700	9,520
Amsurg Corp*	2,051	37,697
Andersons Inc/The	1,000	32,320
Arbitron Inc	1,587	46,372
Arqule Inc*	1,302	7,070
Bio-Reference Labs Inc*	1,534	32,168
Blyth Inc	354	15,781
Boston Beer Co Inc*	500	40,840
Cal-Maine Foods Inc	800	24,528
Calavo Growers Inc	699	16,140
Cambrex Corp*	1,239	5,291
Cantel Medical Corp	765	15,445
Capella Education Co*	900	49,311
Catalyst Health Solutions Inc*	2,500	107,300
CDI Corp	607	10,410
Centene Corp*	2,878	66,914
Central Garden and Pet Co*	3,900	36,426
Chemed Corp	1,343	81,842
Coinstar Inc*	2,000	128,880
CONMED Corp*	1,925	41,407
Consolidated Graphics Inc*	696	33,102
Cooper Cos Inc/The	2,776	148,516
Corvel Corp*	500	22,845
Cross Country Healthcare Inc*	1,840	14,131
CryoLife Inc*	1,813	10,225
Cubist Pharmaceuticals Inc*	3,700	80,327
Cyberonics Inc*	1,199	32,217
Diamond Foods Inc	1,100	51,194
Emergent Biosolutions Inc*	1,000	18,320
Enzo Biochem Inc*	1,519	6,684
Exponent Inc*	800	27,936
Forrester Research Inc*	996	34,511
Genoptix Inc*	1,036	17,685
Gentiva Health Services Inc*	1,927	44,282
Geo Group Inc/The*	3,400	81,940
Great Atlantic & Pacific Tea Co*	1,319	3,957
Greatbatch Inc*	1,517	33,237
Haemonetics Corp*	1,591	93,535
Hain Celestial Group Inc/The*	2,470	65,480
Hanger Orthopedic Group Inc*	2,064	39,588
Healthcare Services Group Inc	3,825	60,932
Healthspring Inc*	3,000	80,490
Healthways Inc*	1,971	19,020
Heartland Payment Systems Inc	1,600	25,264
Heidrick & Struggles International Inc	972	20,188
Helen of Troy Ltd*	1,976	46,673
Hillenbrand Inc	4,100	79,171
HMS Holdings Corp*	1,888	118,963
ICU Medical Inc*	855	31,336
Integra LifeSciences Holdings Corp*	1,265	54,863
Invacare Corp	2,104	56,787
IPC The Hospitalist Co Inc*	565	18,317
J&J Snack Foods Corp	834	38,156
Kelly Services Inc*	1,581	28,260
Kendle International Inc*	700	6,307
Kensey Nash Corp*	574	15,578
Kid Brands Inc*	958	9,015
Lance Inc	1,952	45,696
Landauer Inc	600	39,366
LCA-Vision Inc*	1,173	6,076
LHC Group Inc*	1,000	26,450
Live Nation Entertainment Inc*	8,317	89,491
Magellan Health Services Inc*	2,093	101,929
Mannatech Inc*	900	1,728
Martek Biosciences Corp*	2,200	48,400
MAXIMUS Inc	1,113	67,559
Medcath Corp*	800	10,096
Meridian Bioscience Inc	2,600	57,772
Merit Medical Systems Inc*	1,795	27,356
Midas Inc*	700	5,460
Molina Healthcare Inc*	800	20,312
Monro Muffler Brake Inc	1,200	59,328
Nash Finch Co	881	32,553
Natus Medical Inc*	1,600	20,576
Neogen Corp*	1,467	54,499
On Assignment Inc*	2,167	14,887
Palomar Medical Technologies Inc*	1,000	12,450
Par Pharmaceutical Cos Inc*	2,000	71,860
Parexel International Corp*	3,378	59,318
Peet's Coffee & Tea Inc*	600	22,878
PharMerica Corp*	1,800	19,548
Pre-Paid Legal Services Inc*	540	34,927
PSS World Medical Inc*	3,553	73,192
Regeneron Pharmaceuticals Inc*	4,056	116,894
RehabCare Group Inc*	1,146	23,184
Rewards Network Inc*	387	5,321
Salix Pharmaceuticals Ltd*	3,305	147,568
Sanderson Farms Inc	1,018	45,057
Savient Pharmaceuticals Inc*	3,505	41,394
SFN Group Inc*	3,098	26,550
Spartan Stores Inc	1,300	21,268
Standard Register Co/The	613	1,821
StarTek Inc*	740	3,160
SurModics Inc*	809	7,483
Symmetry Medical Inc*	2,200	17,974
TeleTech Holdings Inc*	1,900	36,024
Theragenics Corp*	1,389	1,931
TreeHouse Foods Inc*	2,100	104,328
TrueBlue Inc*	2,823	46,523
United Natural Foods Inc*	2,800	104,832
Universal Technical Institute Inc	1,300	26,923
Viad Corp	1,409	33,464
Viropharma Inc*	5,100	78,795
Volt Information Sciences Inc*	646	4,315
WD-40 Co	1,126	44,015
West Pharmaceutical Services Inc	2,100	79,632
Wright Express Corp*	2,300	99,061
Zoll Medical Corp*	1,200	40,104
Total Consumer, Non-Cyclical		5,154,900

Energy (6.14%)
Basic Energy Services Inc*	1,300	18,850
CARBO Ceramics Inc	5,224	507,511
Gulf Island Fabrication Inc	900	24,084
Headwaters Inc*	2,223	8,647
Holly Corp	2,700	97,038
Hornbeck Offshore Services Inc*	1,300	28,665
ION Geophysical Corp*	7,053	50,711
Lufkin Industries Inc	1,800	91,134
Matrix Service Co*	1,500	14,895
Oil States International Inc*	2,963	175,794
Penn Virginia Corp	2,700	42,822
Petroleum Development Corp*	815	29,030
Petroquest Energy Inc*	2,500	17,325
Pioneer Drilling Co*	2,900	19,865
SEACOR Holdings Inc*	4,095	446,354
Seahawk Drilling Inc*	700	5,691
SM Energy Co	3,723	184,995
Stone Energy Corp*	2,267	46,836
Swift Energy Co*	2,022	73,783
Tetra Technologies Inc*	4,434	48,774
Total Energy		1,932,804

Financial (14.31%)
Acadia Realty Trust	2,180	39,807
AMERISAFE Inc*	1,249	23,094
Bank Mutual Corp	3,500	16,030
Bank of the Ozarks Inc	827	31,335
BioMed Realty Trust Inc	6,438	113,502
Boston Private Financial Holdings Inc	4,201	22,559
Brookline Bancorp Inc	3,628	35,663
Cedar Shopping Centers Inc	2,600	15,756
City Holding Co	946	30,338
Colonial Properties Trust	3,986	71,748
Columbia Banking System Inc	1,673	29,177
Community Bank System Inc	2,100	50,568
Delphi Financial Group Inc	2,421	62,171
DiamondRock Hospitality Co*	7,314	77,016
Dime Community Bancshares Inc	1,914	26,126
East West Bancorp Inc	9,006	156,164
EastGroup Properties Inc	1,500	59,805
eHealth Inc*	1,639	24,667
Employers Holdings Inc	3,092	49,936
Entertainment Properties Trust	2,501	115,796
Extra Space Storage Inc	5,400	86,508
First BanCorp*	5,128	1,231
First Commonwealth Financial Corp	4,800	29,760
First Financial Bancorp	2,600	42,952
First Financial Bankshares Inc	1,400	67,718
First Midwest Bancorp Inc	4,239	39,719
Forestar Group Inc*	2,000	36,040
Franklin Street Properties Corp	3,922	50,319
Glacier Bancorp Inc	3,950	52,654
Hancock Holding Co	1,500	47,250
Hanmi Financial Corp*	4,600	4,223
Healthcare Realty Trust Inc	3,600	74,304
Home Bancshares Inc	990	20,493
Home Properties Inc	2,100	112,539
Horace Mann Educators Corp	2,400	39,192
Independent Bank Corp	1,385	33,642
Infinity Property & Casualty Corp	809	46,704
Inland Real Estate Corp	3,700	31,450
Interactive Brokers Group Inc*	2,600	47,684
Investment Technology Group Inc*	2,751	40,440
Kilroy Realty Corp	2,858	97,515
Kite Realty Group Trust	1,800	9,036
LaBranche & Co Inc*	3,500	10,570
LaSalle Hotel Properties	4,199	99,936
Lexington Realty Trust	6,093	47,830
LTC Properties Inc	1,500	40,485
Medical Properties Trust Inc	4,000	41,920
Mid-America Apartment Communities Inc	1,800	110,466
Nara Bancorp Inc*	1,163	9,490
National Financial Partners Corp*	2,400	28,224
National Penn Bancshares Inc	7,300	48,983
National Retail Properties Inc	5,152	134,004
Navigators Group Inc/The*	800	39,592
NBT Bancorp Inc	2,269	50,372
Old National Bancorp	5,190	53,509
optionsXpress Holdings Inc*	2,500	43,225
Parkway Properties Inc	865	13,745
Pennsylvania Real Estate Investment Trust	2,300	30,889
Pinnacle Financial Partners Inc*	2,104	20,682
Piper Jaffray Cos*	1,018	30,509
Portfolio Recovery Associates Inc*	1,000	63,370
Post Properties Inc	2,600	88,582
Presidential Life Corp	1,505	13,951
PrivateBancorp Inc	3,486	42,390
ProAssurance Corp*	1,930	114,314
PS Business Parks Inc	900	46,638
RLI Corp	1,092	63,314
S&T Bancorp Inc	1,500	29,430
Safety Insurance Group Inc	1,100	51,491
Selective Insurance Group Inc	3,244	53,526
Signature Bank*	2,300	101,085
Simmons First National Corp	826	23,995
Sovran Self Storage Inc	1,459	52,568
Sterling Bancorp	1,000	9,390
Sterling Bancshares Inc	4,445	26,381
Stewart Information Services Corp	928	9,874
Stifel Financial Corp*	1,814	94,020
Susquehanna Bancshares Inc	5,663	45,587
SWS Group Inc	1,780	9,256
Tanger Factory Outlet Centers	2,438	116,975
Tompkins Financial Corp	440	16,878
Tower Group Inc	2,331	59,953
TradeStation Group Inc*	1,300	8,268
Trustco Bank Corp NY	5,018	28,151
UMB Financial Corp	1,780	66,394
Umpqua Holdings Corp	6,596	69,852
United Bankshares Inc	2,434	63,795
United Community Banks Inc*	2,690	4,116
United Fire & Casualty Co	1,500	31,110
Urstadt Biddle Properties Inc	1,400	25,760
Whitney Holding Corp	7,060	66,293
Wilshire Bancorp Inc	800	5,664
Wintrust Financial Corp	1,538	44,064
World Acceptance Corp*	952	41,945
Total Financial		4,505,442

Industrial (17.46%)
AAON Inc	800	20,520
AAR Corp*	2,578	63,316
Actuant Corp	4,389	103,712
Advanced Energy Industries Inc*	2,153	25,147
Aerovironment Inc*	1,045	25,812
Albany International Corp	1,699	35,849
AM Castle & Co*	759	11,491
American Science & Engineering Inc	603	48,614
Analogic Corp	900	41,823
AO Smith Corp	2,262	89,145
Apogee Enterprises Inc	1,775	19,969
Applied Industrial Technologies Inc	2,236	66,812
Arkansas Best Corp	1,481	36,484
Astec Industries Inc*	1,314	39,354
AZZ Inc	804	29,965
Badger Meter Inc	981	41,614
Barnes Group Inc	2,870	54,788
Bel Fuse Inc	579	12,999
Belden Inc	3,064	101,970
Benchmark Electronics Inc*	3,834	61,612
Brady Corp	3,344	103,430
Briggs & Stratton Corp	3,004	52,300
Bristow Group Inc*	2,161	94,890
Calgon Carbon Corp*	3,600	50,292
Cascade Corp	600	21,912
Ceradyne Inc*	1,721	45,469
Checkpoint Systems Inc*	2,228	39,970
CIRCOR International Inc	1,124	44,398
CLARCOR Inc	2,997	122,008
Cognex Corp	2,720	76,051
Comfort Systems USA Inc	2,300	25,645
CTS Corp	1,721	17,709
Cubic Corp	971	44,307
Curtiss-Wright Corp	2,954	91,781
Cymer Inc*	1,717	65,366
Daktronics Inc	1,886	25,423
Darling International Inc*	4,900	56,742
Dionex Corp*	5,477	499,337
Drew Industries Inc*	1,200	24,240
Dycom Industries Inc*	2,323	30,710
Eagle Materials Inc	2,900	72,094
Electro Scientific Industries Inc*	1,841	27,505
EMCOR Group Inc*	4,304	115,347
Encore Wire Corp	1,100	25,058
EnPro Industries Inc*	1,100	40,315
ESCO Technologies Inc	1,736	60,899
Esterline Technologies Corp*	1,986	116,936
FARO Technologies Inc*	1,000	25,970
FEI Co*	2,405	57,239
Forward Air Corp	1,656	45,573
GenCorp Inc*	2,884	14,160
Gerber Scientific Inc*	1,029	7,450
Gibraltar Industries Inc*	1,600	16,272
Griffon Corp*	2,720	32,966
Heartland Express Inc	3,631	56,099
HUB Group Inc*	2,500	81,575
II-VI Inc*	1,500	61,245
Insituform Technologies Inc*	2,572	56,944
Intermec Inc*	3,246	36,712
Intevac Inc*	1,100	14,630
John Bean Technologies Corp	1,600	29,520
Kaman Corp	1,548	43,607
Kaydon Corp	2,247	78,600
Keithley Instruments Inc	720	15,530
Knight Transportation Inc	3,784	72,956
Lawson Products Inc	456	9,170
Lindsay Corp	749	44,221
Littelfuse Inc	1,432	66,259
LoJack Corp*	1,100	5,423
Lydall Inc*	745	5,386
Magnetek Inc*	1,366	1,721
Methode Electronics Inc	2,454	25,055
Moog Inc*	2,802	103,282
Movado Group Inc*	1,100	13,200
Mueller Industries Inc	2,395	73,024
Myers Industries Inc	1,536	14,746
NCI Building Systems Inc*	220	2,290
Newport Corp*	2,500	36,325
Old Dominion Freight Line Inc*	2,700	77,976
Orbital Sciences Corp*	3,900	63,570
OSI Systems Inc*	1,100	38,357
Park Electrochemical Corp	1,318	36,113
Plexus Corp*	2,500	67,838
Pulse Electronics Corp	2,470	10,127
Quanex Building Products Corp	2,196	36,322
Robbins & Myers Inc	2,232	69,214
Rofin-Sinar Technologies Inc*	1,700	48,807
Rogers Corp*	1,150	37,939
Simpson Manufacturing Co Inc	2,290	59,242
Sonic Solutions Inc*	1,173	11,707
Standex International Corp	564	16,864
Sturm Ruger & Co Inc	1,292	20,672
Teledyne Technologies Inc*	2,366	95,161
Tetra Tech Inc*	3,868	89,389
Texas Industries Inc	1,686	63,528
Tredegar Corp	1,471	27,405
Triumph Group Inc	4,914	413,414
TTM Technologies Inc*	2,500	33,138
Universal Forest Products Inc	1,181	38,595
Vicor Corp	1,051	17,636
Watts Water Technologies Inc	1,855	60,380
Total Industrial		5,501,674

Technology (9.06%)
Agilysys Inc*	1,491	7,649
Allscripts Healthcare Solutions Inc*	4,320	75,816
ATMI Inc*	2,001	35,918
Avid Technology Inc*	2,399	37,376
Blackbaud Inc	2,700	68,337
Brooks Automation Inc*	4,331	31,400
Cabot Microelectronics Corp*	1,500	59,205
CACI International Inc*	1,895	95,375
Ciber Inc*	2,938	9,872
Cohu Inc	1,484	21,488
CommVault Systems Inc*	2,757	80,311
Compellent Technologies Inc*	1,000	26,000
Computer Programs & Systems Inc	624	29,135
Concur Technologies Inc*	2,540	130,073
CSG Systems International Inc*	2,100	39,522
Cypress Semiconductor Corp*	10,000	156,700
Digi International Inc*	1,689	16,214
Diodes Inc*	1,650	40,755
DSP Group Inc*	1,496	11,444
Ebix Inc*	1,800	37,350
Epicor Software Corp*	3,100	29,016
EPIQ Systems Inc	2,381	30,334
Exar Corp*	2,852	19,108
Hittite Microwave Corp*	1,300	74,412
Hutchinson Technology Inc*	1,338	4,148
Integral Systems Inc*	1,100	10,032
Interactive Intelligence Inc*	761	20,577
JDA Software Group Inc*	2,114	55,820
Kopin Corp*	3,225	12,965
Kulicke & Soffa Industries Inc*	4,127	27,362
Manhattan Associates Inc*	1,548	48,127
Mercury Computer Systems Inc*	1,010	17,988
Micrel Inc	3,300	40,854
Microsemi Corp*	5,251	116,257
MicroStrategy Inc*	530	45,872
MKS Instruments Inc*	2,900	59,073
MTS Systems Corp	1,024	39,240
NCI Inc*	409	8,986
Netscout Systems Inc*	2,000	44,180
Omnicell Inc*	2,000	26,800
Pericom Semiconductor Corp*	1,192	11,908
Progress Software Corp*	2,391	92,221
Quality Systems Inc	1,200	77,388
Radiant Systems Inc*	1,286	23,212
Radisys Corp*	829	7,486
Rudolph Technologies Inc*	1,360	10,146
Sigma Designs Inc*	1,600	19,200
Skyworks Solutions Inc*	882	22,447
Smith Micro Software Inc*	1,902	28,416
Standard Microsystems Corp*	1,264	34,444
Stratasys Inc*	1,200	40,584
Supertex Inc*	890	22,259
SYKES Enterprises Inc*	2,200	40,480
Synaptics Inc*	2,272	64,752
SYNNEX Corp*	1,264	36,226
Take-Two Interactive Software Inc*	5,054	55,923
Taleo Corp*	2,000	61,400
Tessera Technologies Inc*	2,966	59,053
THQ Inc*	4,085	20,834
TriQuint Semiconductor Inc*	8,500	101,235
Tyler Technologies Inc*	2,000	40,820
Ultratech Inc*	1,126	20,685
Varian Semiconductor Equipment Associates Inc*	3,947	124,449
Veeco Instruments Inc*	2,220	97,636
Total Technology		2,854,295

Utilities (3.42%)
Allete Inc	1,680	59,354
American States Water Co	1,045	38,226
Avista Corp	3,283	70,158
Central Vermont Public Service Corp	573	11,575
CH Energy Group Inc	1,008	47,013
El Paso Electric Co*	2,842	74,858
Laclede Group Inc/The	1,463	51,717
New Jersey Resources Corp	2,721	117,302
Northwest Natural Gas Co	1,701	83,043
NorthWestern Corp	2,200	63,382
Piedmont Natural Gas Co Inc	4,353	128,762
South Jersey Industries Inc	2,000	102,380
Southwest Gas Corp	2,879	100,851
UIL Holdings Corp	1,540	45,230
Unisource Energy Corp	2,352	82,720
Total Utilities		1,076,571

Total Common Stock (Cost $25,658,034)		27,474,953

Short-Term Investments (4.13%)

United States Treasury Bills (4.13%)	Par Value
United States T-Bill 02/10/2011 (b)	$800,000	799,787
United States T-Bill 6/2/2011	500,000	499,512
Total United States Treasury Bills		1,299,299

Total Short-Term Investments (Cost $1,298,624)		1,299,299

Total Investments (Cost $26,956,658) (a) (91.37%)		28,774,252
Other Net Assets (8.63%)		2,716,431
Net Assets (100.00%)		$31,490,683

* Non-Income Producing Security

(a) Aggregate cost for federal income tax purpose is $26,957,011. At November 30, 2010, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$6,731,943
Unrealized depreciation		(4,914,702)
Net unrealized appreciation		$1,817,241

(b) At November 30, 2010, certain United States Treasury Bills with a market value of $299,920 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at November 30, 2010: Contracts - $100 times premium / delivery month / commitment

Russell 2000 Mini		Unrealized Appreciation
56 / Dec 2010 / Long		$321,775

EUROPEAN GROWTH AND INCOME FUND
PORTFOLIO OF INVESTMENTS, 11/30/2010
Common Stock (96.43%)

Basic Materials (11.84%)	Shares	Value
Chemicals (3.13%)
BASF SE ADR	3,488	$261,914
Bayer AG ADR	1,515	110,428
		372,342

Iron / Steel (0.99%)
ArcelorMittal ADR	3,700	117,216

Mining (7.72%)
Anglo American PLC ADR	12,020	265,281
BHP Billiton Ltd ADR	4,500	370,800
Rio Tinto PLC ADR	4,400	282,172
		918,253

Total Basic Materials		1,407,811

Communications (13.13%)

Telecommunications (13.13%)
Deutsche Telekom AG ADR	11,525	147,751
France Telecom SA ADR	7,700	157,157
Nokia OYJ ADR	15,928	147,015
Telefonaktiebolaget LM Ericsson ADR	12,888	133,004
Telefonica SA ADR	6,165	394,560
Vodafone Group PLC ADR	23,233	582,220
Total Communications		1,561,707

Consumer, Cyclical (2.09%)

Auto Manufacturers (2.09%)
Daimler AG ADR*	3,835	248,316
Total Consumer, Cyclical		248,316

Consumer, Non-Cyclical (26.94%)

Agriculture (2.51%)
British American Tobacco PLC ADR	4,100	298,890

Beverages (1.65%)
Diageo PLC ADR	2,735	195,990

Food (7.26%)
Nestle SA ADR	12,412	679,310
Unilever NV ADR	6,508	184,697
		864,007

Pharmaceuticals (15.52%)
AstraZeneca PLC ADR	6,098	286,179
GlaxoSmithKline PLC ADR	10,988	420,621
Novartis AG ADR	10,757	574,532
Roche Holding AG ADR	9,632	331,533
Sanofi-Aventis SA ADR	7,700	235,004
		1,847,869

Total Consumer, Non-Cyclical		3,206,756

Energy (13.13%)

Oil & Gas (13.13%)
BP PLC ADR	12,876	515,040
ENI SpA ADR	5,132	206,922
Royal Dutch Shell PLC ADR	7,220	438,037
Total SA ADR	8,258	402,743
Total Energy		1,562,742

Financial (19.76%)

Banks (15.97%)
Banco Bilbao Vizcaya Argentaria SA ADR	14,915	137,367
Banco Santander SA ADR	36,958	355,536
Barclays PLC ADR	8,751	141,241
BNP Paribas ADR	5,452	161,052
Deutsche Bank AG ADR	3,144	150,786
HSBC Holdings PLC ADR	11,565	584,727
Intesa Sanpaolo SpA ADR	5,800	90,480
Societe Generale ADR	10,900	101,043
UBS AG ADR*	11,792	177,705
		1,899,937

Diversified Financial Services (1.26%)
Credit Suisse Group AG ADR	4,053	150,083
		150,083

Insurance (2.53%)
Allianz SE ADR	18,157	200,635
AXA SA ADR	6,984	100,151
		300,786

Total Financial		2,350,806

Industrial (5.36%)

Electronics (0.95%)
Koninklijke Philips Electronics NV ADR	4,184	113,386

Engineering & Construction (1.42%)
ABB Ltd ADR*	8,700	168,432

Miscellaneous Manufacturing (2.99%)
Siemens AG ADR	3,235	355,203

Total Industrial		637,021

Technology (1.45%)

Software (1.45%)
SAP AG ADR	3,667	172,092
Total Technology		172,092

Utilities (2.73%)

Electric (1.68%)
E.ON AG ADR	6,935	200,213

Gas (1.05%)
GDF Suez ADR	3,758	125,404

Total Utilities		325,617

Total Common Stock (Cost $12,400,303)		11,472,868

Short-Term Investments (0.84%)

United States Treasury Bills (0.84%)	Par Value
United States T-Bill 6/2/2011	$100,000	99,902
Total United States Treasury Bills		99,902

Total Short-Term Investments (Cost $99,836)		99,902

Total Investments (Cost $12,500,139) (a) (97.27%)		11,572,770
Other Net Assets (2.73%)		325,387
Net Assets (100.00%)		$11,898,157

* Non-Income Producing Security

(a) Aggregate cost for federal income tax purpose is $12,500,699. At November 30, 2010, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$1,701,853
Unrealized depreciation		(2,629,782)
Net unrealized depreciation		$(927,929)

NASDAQ 100 INDEX FUND
PORTFOLIO OF INVESTMENTS, 11/30/2010
Common Stock (97.12%)

Basic Materials (0.38%)	Shares	Value
Sigma-Aldrich Corp	1,436	$90,784
Total Basic Materials		90,784

Communications (25.95%)
Amazon.com Inc*	3,600	631,440
Baidu Inc*	3,290	346,075
Cisco Systems Inc*	24,952	478,080
Comcast Corp	17,622	352,440
DIRECTV*	8,045	334,109
DISH Network Corp*	2,514	46,232
eBay Inc*	11,817	344,229
Expedia Inc	3,216	84,677
Google Inc*	1,809	1,005,279
Liberty Media Corp - Interactive*	6,500	100,490
Millicom International Cellular SA	1,282	111,252
News Corp	17,371	236,940
NII Holdings Inc*	1,993	77,249
priceline.com Inc*	588	231,701
QUALCOMM Inc	24,725	1,155,647
Symantec Corp*	10,283	172,754
VeriSign Inc*	1,969	67,556
Virgin Media Inc	4,110	104,723
Vodafone Group PLC	7,952	199,277
Yahoo! Inc*	8,210	129,472
Total Communications		6,209,622

Consumer, Cyclical (8.16%)
Bed Bath & Beyond Inc*	4,298	187,995
Cintas Corp	2,196	58,732
Costco Wholesale Corp	2,822	190,795
Fastenal Co	1,708	91,412
Mattel Inc*	5,073	131,086
O'Reilly Automotive Inc*	1,672	100,621
PACCAR Inc	4,979	268,169
Ross Stores Inc	1,421	92,194
Sears Holdings Corp*	1,385	90,718
Staples Inc	5,531	121,737
Starbucks Corp	12,608	385,805
Urban Outfitters Inc*	1,802	68,098
Wynn Resorts Ltd	1,637	165,501
Total Consumer, Cyclical		1,952,863

Consumer, Non-Cyclical (14.70%)
Amgen Inc*	5,754	303,178
Apollo Group Inc*	1,751	59,534
Automatic Data Processing Inc	4,351	193,924
Biogen Idec Inc*	3,654	233,746
Celgene Corp*	5,560	330,153
Cephalon Inc*	800	50,792
DENTSPLY International Inc	1,688	52,193
Express Scripts Inc*	5,992	312,123
Genzyme Corp*	4,058	289,011
Gilead Sciences Inc*	10,810	394,565
Henry Schein Inc*	1,000	57,430
Hologic Inc*	3,000	49,200
Illumina Inc*	1,290	77,555
Intuitive Surgical Inc*	474	123,377
Life Technologies Corp*	2,232	111,165
Mylan Inc*	3,800	74,347
Patterson Cos Inc	1,604	47,687
Paychex Inc	4,182	119,354
QIAGEN NV*	2,864	52,411
Teva Pharmaceutical Industries Ltd	8,979	449,309
Vertex Pharmaceuticals Inc*	2,558	84,747
Warner Chilcott PLC	2,719	51,688
Total Consumer, Non-Cyclical		3,517,489

Energy (0.47%)
First Solar Inc*	910	111,794
Total Energy		111,794

Industrial (3.03%)
CH Robinson Worldwide Inc	1,946	143,440
Expeditors International of Washington Inc	2,400	126,960
Flextronics International Ltd*	9,539	69,158
FLIR Systems Inc*	1,650	44,228
Foster Wheeler AG*	1,800	50,400
Garmin Ltd	2,380	68,925
JB Hunt Transport Services Inc	1,368	49,932
Joy Global Inc	1,200	91,584
Stericycle Inc*	1,100	81,290
Total Industrial		725,917

Technology (44.43%)
Activision Blizzard Inc	13,814	162,176
Adobe Systems Inc*	6,265	173,728
Altera Corp	5,102	179,029
Apple Inc*	14,428	4,489,272
Applied Materials Inc	8,472	105,307
Autodesk Inc*	2,800	98,812
BMC Software Inc*	2,589	114,952
Broadcom Corp	4,880	217,111
CA Inc	6,092	139,446
Cerner Corp*	995	87,421
Check Point Software Technologies Ltd*	2,506	107,432
Citrix Systems Inc*	2,599	172,626
Cognizant Technology Solutions Corp*	3,537	229,834
Dell Inc*	8,780	116,072
Electronic Arts Inc*	3,704	55,227
Fiserv Inc*	2,324	128,517
Infosys Technologies Ltd	1,300	85,995
Intel Corp	23,595	498,326
Intuit Inc*	4,867	218,480
KLA-Tencor Corp	2,582	94,682
Lam Research Corp*	1,471	66,680
Linear Technology Corp	3,449	112,437
Logitech International SA*	2,100	40,572
Marvell Technology Group Ltd*	7,273	140,296
Maxim Integrated Products Inc	3,250	75,563
Microchip Technology Inc	1,644	55,255
Microsoft Corp	36,820	928,232
NetApp Inc*	4,214	214,619
NVIDIA Corp*	6,297	85,639
Oracle Corp	25,488	689,196
Research In Motion Ltd*	6,796	420,333
SanDisk Corp*	2,835	126,441
Seagate Technology PLC*	6,070	81,399
Xilinx Inc	4,476	121,389
Total Technology		10,632,496

Total Common Stock (Cost $16,156,046)		23,240,965

Short-Term Investments (0.84%)

United States Treasury Bills (0.84%)	Par Value
United States T-Bill 3/31/2011 (b)	$200,000	199,893
Total United States Treasury Bills		199,893

Total Short-Term Investments (Cost $199,901)		199,893

Total Investments (Cost $16,355,947) (a) (97.96%)		23,440,858
Other Net Assets (2.04%)		488,227
Net Assets (100.00%)		$23,929,085

* Non-Income Producing Security

(a) Aggregate cost for federal income tax purpose is $16,357,182. At November 30, 2010, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$8,966,149
Unrealized depreciation		(1,882,473)
Net unrealized appreciation		$7,083,676

(b) At November 30, 2010, certain United States Treasury Bills with a market value of $199,893 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at November 30, 2010: Contracts - $20 times premium / delivery month / commitment

Nasdaq 100 E-mini		Unrealized Appreciation
15 / Dec 2010 / Long		$33,225

Item 2. Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the disclosure controls and procedures as of a date within 90 days prior to the filing date of this Form N-Q (the "Report"), are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer. Based on such evaluation, the Registrant's Principal Executive Officer and Principal Financial Officer have determined that the disclosure controls and procedures are effective.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation, in connection with the preparations of this Quarterly Schedule of Portfolio of Investments.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

California Investment Trust

By /s/ Stephen C. Rogers
Stephen C. Rogers,
President (as Principal Executive Officer)

Date January 14, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Stephen C. Rogers
Stephen C. Rogers,
President (as Principal Executive Officer)

Date January 14, 2011

By /s/ William P. Mock
William P. Mock
Treasurer (as Principal Financial Officer)

Date January 14, 2011